                             ["EUREKA FUNDS LOGO"]





                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2002



                         ------------------------------
                         U.S. TREASURY OBLIGATIONS FUND
                         ------------------------------
                            PRIME MONEY MARKET FUND
                         ------------------------------
                           INVESTMENT GRADE BOND FUND
                         ------------------------------
                                  GLOBAL FUND
                         ------------------------------
                                  EQUITY FUND
                         ------------------------------

                               Table of Contents

                       Schedules of Portfolio Investments
                                       3

                      Statements of Assets and Liabilities
                                       40

                            Statements of Operations
                                       42

                      Statements of Changes in Net Assets
                                       44

                       Notes to the Financial Statements
                                       46

                              Financial Highlights
                                       52

MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, United California Bank, any of its affiliates or any other financial institution
- Are subject to investment risks, including possible loss of principal

U.S. TREASURY OBLIGATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2002
(Unaudited)

                            PRINCIPAL     AMORTIZED
                              AMOUNT         COST
-----------------------------------------------------
    U.S. GOVERNMENT GUARANTEED SECURITIES (16.7%)

GUARANTEED SECURITIES
Private Export Funding
  Corp.
  Series VV
  6.24%, 05/15/02           $7,995,000   $  8,027,102
State of Israel
  6.13%, 03/15/03            1,590,000      1,645,051
State of Israel, Series
  6-B
  6.25%, 08/15/02           19,720,000     20,016,480
-----------------------------------------------------
TOTAL U.S. GOVERNMENT GUARANTEED
  SECURITIES                               29,688,633
-----------------------------------------------------
             U.S. TREASURY BILLS (28.1%)

U.S. Treasury Bill
  1.77%, 05/02/02 (b)       30,000,000     29,954,232
  2.00%, 05/09/02 (b)       10,000,000      9,978,915
  1.76%, 07/05/02 (b)       10,000,000      9,953,688
-----------------------------------------------------
TOTAL U.S. TREASURY BILLS                  49,886,835
-----------------------------------------------------
       U.S. GOVERNMENT AGENCY MORTGAGES (9.2%)
Small Business Administration
  Pool # 501910
    2.88%, 04/01/02*            55,657         55,657
  Pool # 501967
    2.88%, 04/01/02*           305,949        305,949
  Pool # 502014
    2.88%, 04/01/02*           280,049        280,202
  Pool # 502202
    2.75%, 04/01/02*            55,099         55,099
  Pool # 502203
    2.75%, 04/01/02*           482,191        485,248
  Pool # 502221
    2.75%, 04/01/02*           370,159        371,554
  Pool # 502610
    2.63%, 04/01/02*           108,997        108,997
  Pool # 502988
    2.50%, 04/01/02*           192,398        192,398
  Pool # 503274
    2.25%, 04/01/02*           197,015        197,014
  Pool # 503308
    2.25%, 04/01/02*           390,969        390,607

                            PRINCIPAL     AMORTIZED
                              AMOUNT         COST
-----------------------------------------------------
  Pool # 503696
    2.25%, 04/01/02*        $1,147,175   $  1,145,897
  Pool # 503962
    2.50%, 04/01/02*           406,725        406,725
  Pool # 504228
    2.25%, 04/01/02*           316,016        316,016
  Pool # 504824
    2.38%, 04/01/02*           775,323        772,652
  Pool # 504996
    2.50%, 04/01/02*         2,075,870      2,075,870
  Pool # 505026
    2.50%, 04/01/02*           784,091        783,800
  Pool # 505128
    2.50%, 04/01/02*         1,942,504      1,941,747
  Pool # 505160
    2.38%, 04/01/02*           135,084        134,869
  Pool # 505236
    2.40%, 04/01/02*         2,360,544      2,356,418
  Pool # 505303
    2.30%, 04/01/02*           780,367        780,367
  Pool # 505341
    2.20%, 04/01/02*         2,243,310      2,242,375
  Pool # 505344
    2.20%, 04/01/02*           976,805        976,351
-----------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES     16,375,812
-----------------------------------------------------
            REPURCHASE AGREEMENTS (39.8%)

Goldman Sachs
  1.75%, 04/01/02
  dated 03/28/02
  (Fully collateralized by
  U.S. Treasury Bonds)      30,838,000     30,838,000
Prudential
  1.87%, 04/01/02
  dated 03/28/02
  (Fully collateralized by
  U.S. Treasury Notes and
  Bills)                    40,000,000     40,000,000
-----------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                70,838,000
-----------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

U.S. TREASURY OBLIGATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                            MARKET
                              SHARES        VALUE
-----------------------------------------------------
             INVESTMENT COMPANIES (4.8%)

BlackRock Provident
  Institutional T-Fund       4,250,000   $  4,250,000

Federated Treasury
  Obligations Fund           4,250,000      4,250,000
-----------------------------------------------------
TOTAL INVESTMENT COMPANIES                  8,500,000
-----------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST
  $175,289,280)(a) -- 98.6%               175,289,280
-----------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.4%                         414,104
-----------------------------------------------------
NET ASSETS -- 100.0%                     $175,703,384
-----------------------------------------------------

---------------

(a) Cost and value for financial reporting and federal income tax purposes are the same.

(b) Rate disclosed represents effective yield at March 31, 2002.

 * Denotes variable rate security. Rate presented represents rate in effect on March 31, 2002. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 4

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
               COMMERCIAL PAPER (24.3%)

CONSUMER GOODS & SERVICES (1.9%)
Procter & Gamble Co.
  1.82%, 04/26/02            $ 8,000,000   $  7,989,889
                                           ------------

FINANCE & BANKING (13.7%)
Air Liquide US 1.79%,
  04/05/02                     6,000,000      5,998,807
  1.80%, 04/08/02              4,000,000      3,998,600
American Honda
  Finance Corp.
  1.78%, 04/22/02              8,000,000      7,991,693
CDC Commercial Paper Corp.
  1.79%, 05/06/02              5,000,000      4,991,299
Fuji Photo Finance
  1.79%, 04/05/02             10,000,000      9,998,012
Halifax PLC
  1.82%, 04/16/02              5,000,000      4,996,219
KfW International
  Finance, Inc.
  1.78%, 05/03/02              6,000,000      5,990,507
Nestle Capital Corp.
  1.77%, 04/15/02              5,000,000      4,996,558
  1.78%, 04/29/02              2,500,000      2,496,539
Toyota Motor Credit Corp.
  1.79%, 04/25/02              5,000,000      4,994,033
Wells Fargo & Co.
  1.85%, 05/03/02              3,000,000      2,995,067
                                           ------------
                                             59,447,334
                                           ------------

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
FOOD (1.8%)
Kraft Foods, Inc.
  1.78%, 04/04/02            $ 4,600,000   $  4,599,318
  1.79%, 04/30/02              3,000,000      2,995,674
                                           ------------
                                              7,594,992
                                           ------------
INSURANCE (3.4%)
Alfa Corp.
  1.82%, 04/08/02             10,000,000      9,996,461
Marsh & McLennan
  Companies, Inc.
  1.78%, 04/18/02              4,700,000      4,696,049
                                           ------------
                                             14,692,510
                                           ------------
PHARMACEUTICALS (1.2%)
Pfizer, Inc.
  1.76%, 04/01/02              5,000,000      5,000,000
                                           ------------

RETAIL (2.3%)
7-Eleven, Inc.
  1.83%, 04/18/02              5,000,000      4,995,679
Wal-Mart Stores Inc.
  1.75%, 04/02/02              5,000,000      4,999,757
                                           ------------
                                              9,995,436
-------------------------------------------------------
TOTAL COMMERCIAL PAPER                      104,720,161
-------------------------------------------------------
                CORPORATE BONDS (23.6%)

AEROSPACE & DEFENSE (0.5%)
Boeing Co.
  6.75%, 09/15/02              2,000,000      2,027,419
                                           ------------

AUTOMOTIVE (0.5%)
Toyota Motor Corp.
  6.25%, 07/22/02              2,000,000      2,021,638
                                           ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
y
CHEMICALS (0.8%)
E. I. du Pont de Nemours
  and Co.
  6.50%, 09/01/02            $ 1,492,000   $  1,514,879
  6.47%, 09/26/02                890,000        906,672
  6.75%, 10/15/02                814,000        830,292
                                           ------------
                                              3,251,843
                                           ------------
COMPUTERS (1.6%)
IBM Corp.
  6.00%, 07/24/02              3,000,000      3,022,742
  7.25%, 11/01/02              3,642,000      3,740,013
                                           ------------
                                              6,762,755
                                           ------------
FINANCE & BANKING (19.5%)
American Express Credit
  Corp.
  6.50%, 08/12/02              1,500,000      1,522,770
American General Finance
  Corp.
  7.45%, 07/01/02                500,000        506,501
  6.87%, 10/18/02              3,500,000      3,582,690
  6.25%, 12/18/02                325,000        333,512
Associates Corporation of
  North America
  7.50%, 04/15/02                420,000        420,624
  6.59%, 10/07/02                300,000        306,110
  6.38%, 10/15/02                608,000        621,308
  6.00%, 12/01/02                455,000        465,658
AVCO Financial Services,
  Inc.
  6.00%, 08/15/02                800,000        811,083
Bear Stearns Companies,
  Inc.
  6.45%, 08/01/02              2,115,000      2,133,945
Bellsouth Capital Funding
  7.00%, 06/19/02              1,000,000      1,010,991
Beneficial Corp.
  7.68%, 11/29/02              1,000,000      1,033,195
Caterpillar Financial
  Services Corp.
  7.09%, 08/29/02              5,750,000      5,865,669
  5.92%, 01/08/03              2,500,000      2,565,946

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
CitiFinancial Credit Co.
  6.88%, 05/01/02            $   200,000   $    200,791
  6.38%, 09/15/02                100,000        101,841
Citigroup, Inc.
  7.45%, 06/06/02              2,290,000      2,308,639
General Electric Capital
  Corp.
  7.45%, 04/15/02              2,000,000      2,004,115
  7.84%, 05/20/02                600,000        604,731
  6.70%, 10/01/02                871,000        888,181
  6.50%, 10/04/02              1,500,000      1,530,663
  6.52%, 10/08/02              1,145,000      1,169,353
  5.35%, 11/18/02                150,000        152,639
Goldman Sachs Group, LP
  7.80%, 07/15/02              4,000,000      4,068,852
Heller Financial, Inc.
  6.50%, 07/22/02                575,000        582,453
  6.44%, 10/06/02              1,700,000      1,734,871
Household Finance Corp.
  6.13%, 07/15/02                815,000        820,878
  5.88%, 11/01/02                600,000        611,329
IBM Credit Corp.
  6.45%, 11/12/02              2,460,000      2,517,581
International Lease
  Finance Corp.
  5.57%, 04/01/02                400,000        400,000
  5.63%, 04/15/02              4,520,000      4,523,500
  5.58%, 06/17/02              1,875,000      1,887,943
  6.38%, 08/01/02              1,200,000      1,210,708
Merrill Lynch & Company,
  Inc.
  7.25%, 04/04/02                500,000        500,209
  7.25%, 05/02/02                500,000        501,969
  7.36%, 07/24/02              2,500,000      2,535,067
  7.38%, 08/17/02                850,000        865,903
  6.64%, 09/19/02                150,000        152,272
  8.30%, 11/01/02                650,000        671,981
  5.75%, 11/04/02                400,000        407,903
Morgan Stanley Dean
  Witter & Co.
  5.63%, 04/12/02              1,000,000      1,001,102
  7.62%, 05/15/02              1,000,000      1,006,730

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 6

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
  8.10%, 06/24/02            $ 1,932,000   $  1,954,952
  6.38%, 08/01/02              1,590,000      1,609,312
National Rural Utilities
  Cooperative Finance Corp.
  6.50%, 09/15/02                500,000        508,855
  5.00%, 10/01/02              1,140,000      1,150,886
Pitney Bowes Credit Corp.
  6.63%, 06/01/02                865,000        871,503
  5.65%, 01/15/03                100,000        102,230
Salomon Smith Barney
  Holdings
  7.50%, 05/01/02              2,725,000      2,734,694
  6.63%, 07/01/02              4,863,000      4,905,430
  6.50%, 10/15/02                660,000        674,721
Travelers Group, Inc.
  7.30%, 05/15/02              9,316,000      9,354,709
Wells Fargo & Co.
  6.80%, 05/15/02                230,000        230,955
  6.50%, 09/03/02              1,030,000      1,047,950
  6.38%, 09/15/02              1,450,000      1,473,860
Wells Fargo Financial, Inc.
  6.38%, 07/16/02                700,000        706,339
  6.38%, 09/15/02                750,000        762,077
                                           ------------
                                             84,230,679
                                           ------------
FOOD (0.5%)
Nabisco, Inc.
  6.70%, 06/15/02              2,000,000      2,018,849
                                           ------------

HEALTH CARE (0.0%)
Johnson & Johnson
  7.38%, 06/29/02                200,000        202,302
                                           ------------

PHARMACEUTICALS (0.1%)
Warner-Lambert Co.
  6.63%, 09/15/02                220,000        223,864
                                           ------------

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------

RETAIL (0.1%)
Wal-Mart Stores, Inc.
  6.75%, 05/15/02            $   235,000   $    236,216
  6.88%, 08/01/02                400,000        404,993
                                           ------------
                                                641,209
-------------------------------------------------------
TOTAL CORPORATE BONDS                       101,380,558
-------------------------------------------------------
            FEDERAL FARM CREDIT BANK (6.4%)

  6.38%, 04/24/02                200,000        200,544
  5.25%, 05/01/02              2,300,000      2,304,632
  6.88%, 05/01/02              4,500,000      4,515,684
  2.03%, 06/03/02              1,000,000      1,000,158
  1.90%, 07/01/02             18,000,000     17,994,375
  6.40%, 10/28/02              1,000,000      1,022,838
  5.87%, 01/21/03                300,000        308,833
-------------------------------------------------------
TOTAL FEDERAL FARM CREDIT
  BANK                                       27,347,064
-------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.3%)

  6.80%, 04/08/02              5,000,000      5,004,536
  6.63%, 04/15/02              1,985,000      1,987,925
  5.52%, 04/17/02              1,000,000      1,001,506
  7.55%, 04/22/02                100,000        100,226
  6.61%, 05/08/02                500,000        502,399
  6.26%, 07/22/02                500,000        506,713
  6.75%, 08/15/02              4,350,000      4,423,929
  6.52%, 09/05/02                500,000        509,069
  6.06%, 10/08/02                200,000        204,146
  5.95%, 10/16/02                300,000        305,891
  6.00%, 11/04/02                500,000        511,271
  5.89%, 11/06/02                720,000        734,041
  7.05%, 11/12/02              1,610,000      1,658,364
  6.29%, 12/06/02              1,000,000      1,025,497
  5.25%, 01/15/03                 50,000         50,984
-------------------------------------------------------
TOTAL FEDERAL NATIONAL
  MORTGAGE ASSOCIATION                       18,526,497
-------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
             FEDERAL HOME LOAN BANK (3.5%)

  5.19%, 04/22/02            $   300,000   $    300,540
  5.25%, 04/25/02              1,350,000      1,351,853
  6.75%, 05/01/02              1,890,000      1,896,720
  5.15%, 05/24/02                250,000        250,854
  6.50%, 06/05/02              1,000,000      1,007,910
  5.93%, 06/17/02                500,000        504,028
  6.16%, 06/21/02              1,000,000      1,008,894
  5.18%, 06/28/02                250,000        251,890
  5.80%, 07/24/02                500,000        505,469
  6.76%, 08/07/02                500,000        508,147
  6.00%, 08/15/02                600,000        608,542
  6.59%, 08/23/02                100,000        101,748
  5.45%, 09/09/02                500,000        507,624
  6.52%, 09/13/02                 80,000         81,404
  4.68%, 10/15/02                500,000        505,891
  5.07%, 10/21/02                500,000        507,083
  6.00%, 10/24/02                500,000        510,339
  2.42%, 11/13/02              1,900,000      1,900,000
  6.38%, 11/15/02                125,000        128,072
  5.21%, 11/19/02                100,000        101,675
  6.23%, 01/06/03              1,000,000      1,030,346
  5.37%, 01/16/03                100,000        102,388
  5.50%, 01/21/03                125,000        128,222
  5.00%, 02/14/03                750,000        766,228
  5.79%, 03/17/03                500,000        514,041
-------------------------------------------------------
TOTAL FEDERAL HOME LOAN
  BANK                                       15,079,908
-------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (4.0%)

  6.78%, 04/10/02                200,000        200,156
  5.50%, 05/15/02              6,560,000      6,588,486
  1.79%, 05/30/02 (b)          7,000,000      6,979,465
  6.10%, 06/12/02              1,000,000      1,007,337
  4.15%, 06/26/02              2,600,000      2,599,785
-------------------------------------------------------
TOTAL FEDERAL HOME LOAN
  MORTGAGE CORPORATION                       17,375,229
-------------------------------------------------------

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
       STUDENT LOAN MARKETING ASSOCIATION (4.9%)

  2.55%, 04/02/02*           $ 5,000,000   $  5,000,000
  2.30%, 04/02/02*             5,000,000      5,000,000
  2.35%, 04/02/02*             3,000,000      2,999,969
  2.34%, 04/02/02*             3,000,000      2,999,809
  2.30%, 04/02/02*               300,000        299,685
  2.37%, 04/02/02*             5,000,000      5,006,529
-------------------------------------------------------
TOTAL STUDENT LOAN
  MARKETING ASSOCIATION                      21,305,992
-------------------------------------------------------
       U.S. GOVERNMENT AGENCY MORTGAGES (10.7%)

Small Business Administration
  Pool #501982
    2.75%, 04/01/02*             305,039        308,257
  Pool #502001
    2.75%, 04/01/02*             996,787        998,915
  Pool #502105
    2.75%, 04/01/02*             408,651        414,275
  Pool #502139
    2.75%, 04/01/02*             271,548        272,288
  Pool #502245
    2.75%, 04/01/02*           1,104,603      1,121,676
  Pool #502253
    2.63%, 04/01/02*             136,663        136,663
  Pool #502268
    2.75%, 04/01/02*             450,749        452,011
  Pool #502275
    2.63%, 04/01/02*             153,205        153,205
  Pool #502401
    2.50%, 04/01/02*             119,463        120,032
  Pool #504073
    2.25%, 04/01/02*             606,579        607,131
  Pool #504984
    2.46%, 04/01/02*             211,480        211,480
  Pool #505128
    2.50%, 04/01/02*           2,177,741      2,176,891
  Pool #505163
    2.50%, 04/01/02*             311,233        311,110

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 8

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL     AMORTIZED
                               AMOUNT          COST
-------------------------------------------------------
  Pool #505236
    2.40%, 04/01/02*         $ 3,275,515   $  3,269,789
  Pool #505241
    2.40%, 04/01/02*           1,433,613      1,433,613
  Pool #505303
    2.30%, 04/01/02*             975,459        974,636
  Pool #505341
    2.20%, 04/01/02*           3,168,912      3,167,591
  Pool #505344
    2.20%, 04/01/02*           1,953,609      1,952,702
  Pool #505559
    2.25%, 04/01/02*             502,067        502,067
  Pool #505716
    2.13%, 04/01/02*           9,932,914      9,908,790
  Pool #505799
    2.13%, 04/01/02*          17,534,523     17,512,660
-------------------------------------------------------
TOTAL U.S. GOVERNMENT
  AGENCY MORTGAGES                           46,005,782
-------------------------------------------------------
             REPURCHASE AGREEMENT (19.2%)

Prudential
  1.89%, 04/01/02
  dated 03/28/02
  (Fully collateralized by
  Government National
  Mortgage Association)       82,749,000     82,749,000
                                           ------------

                                              MARKET
                               SHARES         VALUE
-------------------------------------------------------
              INVESTMENT COMPANIES (2.8%)

BlackRock Provident
  Institutional TempFund       6,000,000   $  6,000,000
Federated Prime Cash
  Obligations Fund             6,000,000      6,000,000
-------------------------------------------------------

TOTAL INVESTMENT COMPANIES                   12,000,000
-------------------------------------------------------
TOTAL INVESTMENTS
  (AMORTIZED COST
  $446,490,191)(a) -- 103.7%                446,490,191
-------------------------------------------------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (3.7)%                    (16,036,358)
-------------------------------------------------------
NET ASSETS -- 100.0%                       $430,453,833
-------------------------------------------------------

---------------

(a) Cost and value for financial reporting and federal income tax purposes are the same.

(b) Rate disclosed represents effective yield at March 31, 2002.

 * Denotes variable rate security. Rate presented represents rate in effect on March 31, 2002. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
            ASSET BACKED SECURITIES (1.6%)

GMAC Mortgage Corp.
  Loan Trust
  7.52%, 11/25/29             $  324,634   $    335,311
Honda Auto Lease Trust
  6.65%, 07/15/05                751,564        759,095
Onyx Acceptance Auto Trust
  7.00%, 11/15/04              1,000,000      1,030,371
-------------------------------------------------------
TOTAL ASSET BACKED  SECURITIES                2,124,777
-------------------------------------------------------
                CORPORATE BONDS (24.3%)

AEROSPACE & DEFENSE (0.4%)
Loral Corp.
  7.63%, 06/15/25                500,000        520,000
                                           ------------

AUTOMOTIVE (0.9%)
General Motors Corp.
  7.40%, 09/01/25              1,230,000      1,168,500
                                           ------------

CHEMICALS (0.8%)
Dow Chemical Co.
  7.00%, 08/15/05              1,000,000      1,040,000
                                           ------------

COMPUTERS (0.7%)
IBM Corp.
  4.88%, 10/01/06              1,000,000        975,626
                                           ------------
ELECTRIC UTILITY (0.4%)
Philadelphia Electric
  6.63%, 03/01/03                500,000        513,125
                                           ------------

FINANCE & BANKING (8.6%)
Boeing Capital Corp.
  5.65%, 05/15/06              1,000,000        994,001
Citigroup, Inc.
  5.75%, 05/10/06              1,000,000      1,011,262

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
Ford Motor Credit Corp.
  7.75%, 03/15/05             $  500,000   $    515,427
General Electric Capital
  Corp.
  6.75%, 09/11/03              1,000,000      1,045,000
  7.88%, 12/01/06                614,000        674,541
Goldman Sachs Group, Inc.
  6.60%, 01/15/12              1,000,000        986,250
Household Finance Corp.
  6.38%, 10/15/11              1,000,000        945,000
Inter-American
  Development Bank
  4.00%, 01/18/05              1,000,000        991,250
  8.40%, 09/01/09                100,000        115,461
Mellon Bank
  7.63%, 09/15/07                100,000        107,750
NationsBank
  8.57%, 11/15/24              1,000,000      1,158,749
Qwest Capital Funding, Inc.
  7.63%, 08/03/21                500,000        389,375
Regions Financial Corp.
  7.75%, 09/15/24                495,000        514,687
SunAmerica, Inc.
  6.59%, 07/14/03                150,000        155,625
  8.13%, 04/28/23                 75,000         84,725
Union Planters Corp.
  6.25%, 11/01/03              1,200,000      1,232,999
Wells Fargo & Co.
  6.63%, 04/15/13              1,000,000        990,000
                                           ------------
                                             11,912,102
                                           ------------
FOOD (1.4%)
Archer Daniels Co.
  6.63%, 05/01/29              1,000,000        961,250
ConAgra, Inc.
  7.50%, 09/15/05                850,000        898,875
                                           ------------
                                              1,860,125
                                           ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 10

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
MANUFACTURING (1.0%)
Harsco Corp.
  6.00%, 09/15/03             $  500,000   $    511,250
Tyco International Group
  5.80%, 08/01/06              1,000,000        893,750
                                           ------------
                                              1,405,000
                                           ------------
MULTIMEDIA (0.4%)
AOL Time Warner, Inc.
  6.13%, 04/15/06                500,000        500,554
                                           ------------

OIL & GAS (0.8%)
Ashland Oil, Inc.
  9.20%, 04/24/06                500,000        546,875
Columbia Energy Group
  6.80%, 11/28/05                500,000        488,096
                                           ------------
                                              1,034,971
                                           ------------
PAPER PRODUCTS (1.1%)
Bowater, Inc.
  9.00%, 08/01/09                500,000        536,875
Weyerhaeuser Co.
  5.95%, 11/01/08              1,000,000        963,750
                                           ------------
                                              1,500,625
                                           ------------
PHARMACEUTICALS (0.7%)
Merck & Company, Inc.
  4.13%, 01/18/05              1,000,000        992,500
                                           ------------

RETAIL (3.7%)
Hertz Corp.
  6.30%, 11/15/06              2,000,000      2,029,585
Limited, Inc.
  7.80%, 05/15/02                500,000        502,766
Lowe's Companies, Inc.
  7.11%, 05/15/37              1,000,000      1,018,750
Wal-Mart Stores, Inc.
  6.75%, 05/15/02                  2,000          2,010
  8.00%, 09/15/06              1,500,000      1,653,750
                                           ------------
                                              5,206,861
                                           ------------

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
TELECOMMUNICATIONS (2.6%)
Airtouch Communications,
  Inc.
  7.00%, 10/01/03             $  665,000   $    693,263
AT&T Corp.
  6.50%, 03/15/29                500,000        418,125
Bellsouth
  Telecommunications, Inc.
  7.00%, 10/01/25                500,000        500,625
GTE Hawaiian Telephone
  Series A
  7.00%, 02/01/06              1,000,000      1,039,999
US West Communications, Inc.
  7.20%, 11/01/04                330,000        311,438
WorldCom, Inc.
  6.50%, 05/15/04                200,000        180,060
  8.25%, 05/15/31                500,000        404,375
                                           ------------
                                              3,547,885
                                           ------------
TRANSPORTATION (0.2%)
Norfolk Southern Corp.
  8.13%, 11/15/03                250,000        264,688
                                           ------------

TRAVEL & ENTERTAINMENT (0.6%)
Brunswick Corp.
  7.38%, 09/01/23              1,000,000        821,791
-------------------------------------------------------
TOTAL CORPORATE BONDS                        33,264,353
-------------------------------------------------------
                 FOREIGN BONDS (1.5%)

FOREIGN GOVERNMENT
Canadian Global Bond
  6.38%, 07/21/05              1,000,000      1,037,500
People's Republic of China
  6.63%, 01/15/03                500,000        513,125
State of Israel
  6.38%, 12/15/05                495,000        493,144
-------------------------------------------------------
TOTAL FOREIGN BONDS                           2,043,769
-------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
          MORTGAGE BACKED SECURITIES (38.9%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (12.4%)
FHLMC
  Pool #C00544
    6.50%, 06/01/27           $  348,950   $    350,039
  Pool #C00835
    6.50%, 07/01/29            1,430,333      1,431,663
  Pool #C00896
    7.50%, 12/01/29            2,253,952      2,337,055
  Pool #C01244
    6.50%, 10/01/31            5,799,650      5,786,947
  Pool #D77827
    6.50%, 02/01/27              606,631        608,524
  Pool #D81274
    6.50%, 07/01/27               26,474         26,556
  Pool #D83661
    6.50%, 11/01/27              472,317        473,791
  Pool #D83833
    6.50%, 11/01/27              545,404        547,106
  Pool #D83835
    6.50%, 11/01/27              265,091        265,918
  Pool #D83900
    6.50%, 11/01/27              315,089        316,072
  Pool #D83967
    6.50%, 11/01/27               43,023         43,157
  Pool #D83991
    6.50%, 11/01/27              451,475        452,883
  Pool #D84075
    6.50%, 11/01/27              157,848        158,340
  Pool #E01071
    5.50%, 11/01/16              981,153        958,763
  Pool #E77808
    6.00%, 07/01/14            2,428,014      2,443,189
  Pool #E81217
    7.00%, 09/01/15              629,264        652,075
  Pool #M90496
    7.00%, 05/01/02              184,564        186,117
                                           ------------
                                             17,038,195
                                           ------------

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (16.7%)
FNMA
  Pool #250551
    7.00%, 05/01/26           $2,497,140   $  2,557,995
  Pool #251140
    7.00%, 08/01/27              216,156        221,289
  Pool #303585
    7.00%, 10/01/25              218,719        223,570
  Pool #313275
    7.50%, 04/01/26            2,727,364      2,844,969
  Pool #313644
    7.00%, 08/01/27               83,160         85,135
  Pool #323405
    7.50%, 10/01/28            3,091,310      3,224,609
  Pool #344263
    7.00%, 05/01/26              124,030        127,052
  Pool #346330
    7.00%, 05/01/26            1,155,518      1,183,678
  Pool #369427
    7.00%, 01/01/27               67,506         69,151
  Pool #381100
    5.77%, 01/01/09              958,327        952,030
  Pool #394444
    7.00%, 07/01/27              667,023        682,865
  Pool #396535
    7.00%, 11/01/27              278,431        285,043
  Pool #532574
    8.00%, 06/01/15            1,027,516      1,086,269
  Pool #534157
    7.50%, 04/01/30               11,407         11,820
  Pool #535469
    6.50%, 07/01/30            1,542,748      1,542,748
  Pool #547005
    7.50%, 07/01/30               12,130         12,570
  Pool #550792
    7.50%, 10/01/30               78,671         81,523
  Pool #552555
    7.50%, 09/01/30                7,909          8,196
  Pool #556077
    7.50%, 11/01/30            1,060,659      1,099,108

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 12

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
  Pool #556340
    6.00%, 07/01/13           $2,435,076   $  2,451,050
  Pool #569582
    6.50%, 04/01/31            2,127,214      2,121,215
  Pool #610107
    6.50%, 10/01/31            1,892,978      1,887,640
                                           ------------
                                             22,759,525

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (9.8%)
GNMA
  Pool #437447
    7.00%, 11/15/12              980,656      1,025,394
  Pool #458347
    7.00%, 11/15/12              353,929        370,076
  Pool #780717
    7.00%, 02/15/28            1,619,915      1,655,844
  Series I, Pool #354602
    7.00%, 06/15/23              528,195        542,721
  Series I, Pool #780204
    7.00%, 07/15/25            1,097,642      1,125,763
  Series II, Pool #2118
    7.50%, 11/20/25               54,791         57,239
  Series II, Pool #2271
    8.50%, 08/20/26              112,903        121,475
  Series II, Pool #2473
    7.50%, 08/20/27              475,458        495,959
  Series II, Pool #2474
    8.00%, 08/20/27              389,598        411,026
  Series II, Pool #2498
    7.50%, 10/20/27              300,631        313,594
  Series II, Pool #2516
    6.50%, 11/20/12              528,525        542,066
  Series II, Pool #2562
    6.00%, 03/20/28               82,485         80,007
  Series II, Pool #2576
    6.00%, 04/20/28            4,072,100      3,949,938
  Series II, Pool #2657
    6.00%, 10/20/28              665,399        645,409
  Series II, Pool #2671
    6.00%, 11/20/28            1,442,948      1,399,659

                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
  Series II, Pool #2687
    6.00%, 12/20/28           $  722,117   $    700,453
                                           ------------
                                             13,436,623
-------------------------------------------------------
TOTAL MORTGAGE BACKED
  SECURITIES                                 53,234,343
-------------------------------------------------------
                MUNICIPAL BONDS (2.4%)

REVENUE BONDS (1.0%)
Philadelphia Retirement
  System
  6.35%, 04/15/28              1,500,000      1,383,750
                                           ------------
SPECIAL PURPOSE (1.4%)
Toll Road Part II, zero
  coupon
  02/15/09, Callable (b)       3,000,000      1,908,750
-------------------------------------------------------
TOTAL MUNICIPAL BONDS                         3,292,500
-------------------------------------------------------
         U.S. GOVERNMENT SPONSORED ENTERPRISE/
            U.S. AGENCY DEBENTURES (25.6%)

FEDERAL FARM CREDIT BANK (2.3%)
FFCB
  9.20%, 08/22/05                100,000        113,633
  6.30%, 12/03/13              3,000,000      3,015,000
                                           ------------
                                              3,128,633
                                           ------------
FEDERAL HOME LOAN BANK (3.9%)
FHLB
  5.44%, 10/15/03              1,000,000      1,027,310
  5.88%, 02/23/06              1,110,000      1,142,268
  5.25%, 08/15/06              2,000,000      2,004,962
  5.66%, 12/18/08              1,150,000      1,135,119
                                           ------------
                                              5,309,659
                                           ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (4.9%)
FHLMC
  7.13%, 11/18/02                500,000        514,629
  5.75%, 04/15/08              2,000,000      2,021,308
  6.63%, 09/15/09              3,000,000      3,138,750
  6.88%, 09/15/10              1,000,000      1,060,167
                                           ------------
                                              6,734,854
                                           ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)


                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.6%)
FNMA
  6.50%, 08/15/04             $2,000,000   $  2,104,826
  7.00%, 07/15/05              2,000,000      2,140,698
  6.60%, 07/16/07              2,000,000      2,068,920
  6.40%, 05/14/09              2,000,000      2,033,340
  7.13%, 01/15/30              2,000,000      2,145,199
                                           ------------
                                             10,492,983
                                           ------------
GENERAL SERVICES ADMINISTRATION (4.5%)
National Archive
  8.50%, 09/01/19              5,346,357      6,148,311
                                           ------------
STUDENT LOAN MARKETING ASSOCIATION (0.4%)
SLMA
  8.44%, 12/01/16                450,000        533,624
                                           ------------
TENNESSEE VALLEY AUTHORITY (1.6%)
Tennessee Valley Authority
  5.98%, 04/01/36              1,650,000      1,705,688
Tennessee Valley
  Authority Global
  6.75%, 11/01/25                500,000        510,000
                                           ------------
                                              2,215,688
                                           ------------
U.S. GOVERNMENT GUARANTEED SECURITY (0.4%)
Guaranteed Export Trust
  Series 96-A
  6.55%, 06/15/04                529,402        543,722
-------------------------------------------------------
TOTAL U.S. GOVERNMENT
  SPONSORED ENTERPRISE/ U.S.
  AGENCY DEBENTURES                          35,107,474
-------------------------------------------------------
            U.S. TREASURY DEBENTURES (4.3%)

INTEREST ONLY STRIPPED SECURITIES (0.0%)
U.S. Treasury
  6.54%, 02/15/19                100,000         34,930
                                           ------------

                                SHARES
                                  OR
                              PRINCIPAL
                                AMOUNT        VALUE
-------------------------------------------------------
U.S. TREASURY BONDS (2.9%)
U.S. Treasury Bond
  12.00%, 05/15/05            $  160,000   $    195,574
  8.88%, 02/15/19                500,000        650,938
  8.75%, 05/15/20              2,000,000      2,598,204
  6.13%, 11/15/27                500,000        506,348
                                           ------------
                                              3,951,064
                                           ------------
U.S. TREASURY NOTE (1.4%)
U.S. Treasury Note
  5.00%, 08/15/11              2,030,000      1,962,827
-------------------------------------------------------
TOTAL U.S. TREASURY
  DEBENTURES                                  5,948,821
-------------------------------------------------------
               INVESTMENT COMPANY (0.6%)

Eureka Prime Money Market
  Fund-Trust Class               770,962        770,962
-------------------------------------------------------
TOTAL INVESTMENTS (COST
  $135,784,986) (A) -- 99.2%                135,786,999
-------------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%                         1,130,725
-------------------------------------------------------
NET ASSETS -- 100.0%                       $136,917,724
-------------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation           $ 1,940,963
Unrealized depreciation            (1,938,950)
                                  -----------
Net unrealized appreciation       $     2,013
                                  ===========

(b) Represents a restricted security purchase under Rule 144A or 4(2) which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid and has been approved by the Advisor and the Board of Trustees.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 14

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
                  COMMON STOCK (99.9%)
AUSTRALIA (1.5%)
BEVERAGES & TOBACCO (0.0%)
Coca Cola Amatil, Ltd.               5,100   $    15,814
                                             -----------
DIVERSIFIED (0.3%)
Brambles Industries, Ltd.            9,008        45,672
Broken Hill Proprietary
  Company, Ltd.                     14,662        89,207
Wesfarmers, Ltd.                     2,000        34,050
                                             -----------
                                                 168,929
                                             -----------
FINANCE & BANKING (0.5%)
Australia & New Zealand
  Banking Group, Ltd.                3,400        32,245
Commonwealth Bank of Australia       4,900        83,789
Lend Lease Corporation, Ltd.         4,200        26,248
National Australia Bank, Ltd.        4,800        87,536
Westfield Holdings, Ltd.             2,000        17,826
Westpac Banking Corp.                7,200        59,984
                                             -----------
                                                 307,628
                                             -----------
HEALTH CARE (0.0%)
Cochlear, Ltd.                         400         9,169
                                             -----------
INSURANCE (0.1%)
AMP, Ltd.                            4,300        43,603
                                             -----------
MANUFACTURING (0.1%)
CSR, Ltd.                            3,300        11,606
Orica, Ltd.                          4,800        19,777
                                             -----------
                                                  31,383
                                             -----------
METALS & MINING (0.1%)
Rio Tinto, Ltd.                      1,800        36,207
WMC, Ltd.                            4,200        21,810
                                             -----------
                                                  58,017
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
MULTIMEDIA (0.1%)
News Corporation, Ltd.               8,600   $    60,218
Publishing & Broadcasting            3,100        16,462
                                             -----------
                                                  76,680
                                             -----------
OIL & GAS (0.1%)
Australian Gas Light
  Company, Ltd.                      1,800         8,790
Santos, Ltd.                         2,700         8,387
Woodside Petroleum, Ltd.             2,300        18,032
                                             -----------
                                                  35,209
                                             -----------
PHARMACEUTICALS (0.0%)
CSL, Ltd.                              300         6,616
                                             -----------
RETAIL (0.1%)
Coles Myer, Ltd.                     3,000        13,737
Woolworths, Ltd.                     6,000        39,963
                                             -----------
                                                  53,700
                                             -----------
TELECOMMUNICATIONS (0.1%)
Telstra Corporation, Ltd.           19,800        56,852
                                             -----------
                                                 863,600
                                             -----------
AUSTRIA (0.1%)
BEVERAGES & TOBACCO (0.0%)
BBAG Oesterreichische Brau-
  Beteiligungs AG                      300        14,081
                                             -----------
MANUFACTURING (0.1%)
Boehler-Uddeholm AG                    400        17,413
Lenzing AG                             100         6,142
                                             -----------
                                                  23,555
                                             -----------
OIL & GAS (0.0%)
OMV AG                                 100         9,543
                                             -----------
                                                  47,179
                                             -----------
BELGIUM (0.5%)
BREWERY (0.0%)
Interbrew                              200         5,540
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
CHEMICALS (0.0%)
Solvay SA                              100   $     6,565
                                             -----------
DIVERSIFIED (0.0%)
Groupe Bruxelles Lambert SA            450        25,027
                                             -----------
FINANCE & BANKING (0.2%)
Dexia-Strip VVPR                     2,560            22
Fortis                               2,420        53,835
KBC Bancassurance Holding              700        22,901
                                             -----------
                                                  76,758
                                             -----------
MANUFACTURING (0.0%)
Bekaert NV                             300        12,175
Glaverbel SA                           100        12,606
                                             -----------
                                                  24,781
                                             -----------
METALS & MINING (0.0%)
Union Miniere SA                       400        17,235
                                             -----------
OIL & GAS (0.0%)
Total Fina SA-Strip                    180             2
                                             -----------
PHARMACEUTICALS (0.0%)
UCB SA                                 300        11,647
                                             -----------
RETAIL (0.0%)
Colruyt NV                             200         8,270
SA D'Ieteren NV                        100        17,422
                                             -----------
                                                  25,692
                                             -----------
TRANSPORTATION & SHIPPING (0.1%)
Compagnie Maritime Belge SA            500        27,241
                                             -----------
UTILITIES (0.2%)
Electrabel SA                          169        34,971
                                             -----------
                                                 255,459
                                             -----------
CANADA (2.1%)
AUTOMOTIVE (0.1%)
Magna International, Inc.
  Class A                              400        29,299
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
CHEMICALS (0.0%)
Potash Corp. of Saskatchewan           300   $    19,415
                                             -----------
COMPUTERS (0.0%)
ATI Technologies, Inc. *             1,200        15,908
                                             -----------
DIVERSIFIED (0.2%)
Bombardier, Inc., Class B            4,000        35,978
Power Corp. of Canada                1,000        24,445
TransCanada PipeLines, Ltd.          2,300        31,140
                                             -----------
                                                  91,563
                                             -----------
ELECTRICAL & ELECTRONIC (0.1%)
Celestica, Inc. *                      800        28,933
                                             -----------
FINANCE & BANKING (0.5%)
Bank of Montreal                     1,800        43,573
Bank of Nova Scotia                  2,000        65,952
Canadian Imperial Bank of
  Commerce                             900        31,845
National Bank of Canada              1,500        30,510
Power Financial Corp.                  400         9,527
Royal Bank of Canada                 2,000        66,691
Sun Life Financial Services of
  Canada, Inc.                       1,400        30,231
Toronto-Dominion Bank                  300         8,208
                                             -----------
                                                 286,537
                                             -----------
FOOD (0.1%)
Weston (George), Ltd.                  400        28,833
                                             -----------
INSURANCE (0.1%)
Fairfax Financial
  Holdings, Ltd.                       110        11,359
Manulife Financial Corp.             1,800        49,327
                                             -----------
                                                  60,686
                                             -----------
MANUFACTURING (0.0%)
Abitibi-Consolidated, Inc.           1,384        12,362
Ballard Power Systems, Inc. *          300         9,088
                                             -----------
                                                  21,450
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 16

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
METALS & MINING (0.2%)
Alcan, Inc.                          1,300   $    51,360
Barrick Gold Corp.                   1,600        29,234
Fording, Inc.                          199         3,892
Noranda, Inc.                        1,300        15,360
Placer Dome, Inc.                      900        10,888
                                             -----------
                                                 110,734
                                             -----------
MULTIMEDIA (0.0%)
Shaw Communications, Inc.
  Class B                              600        10,748
                                             -----------
OIL & GAS (0.4%)
Alberta Energy Company, Ltd.           500        21,785
Canadian Natural
  Resources, Ltd. *                    800        25,874
Imperial Oil, Ltd.                   1,300        38,664
Nexen, Inc.                          1,100        26,545
PanCanadian Energy Corp.             1,020        30,330
Petro-Canada                           700        18,016
Suncor Energy, Inc.                  1,000        36,041
Talisman Energy, Inc.                  200         8,330
                                             -----------
                                                 205,585
                                             -----------
PHARMACEUTICALS (0.0%)
Biovail Corp. *                        500        24,837
                                             -----------
PRINTING & PUBLISHING (0.1%)
Thomson Corp.                        2,000        66,002
                                             -----------
REAL ESTATE (0.0%)
Trizec Hahn Corp.                      900        14,103
                                             -----------
RETAIL (0.0%)
Sears Canada, Inc.                     700         9,214
                                             -----------
SERVICES (0.0%)
CGI Group, Inc. *                      700         4,374
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
BCE, Inc.                            2,300   $    40,337
Nortel Networks Corp.                9,528        41,865
Rogers Communications, Inc.
  Class B                            1,000        13,664
TELUS Corp.                            500         5,256
                                             -----------
                                                 101,122
                                             -----------
TRANSPORTATION & SHIPPING (0.1%)
Canadian National Railway Co.          300        14,961
CP Railway, Ltd.                       600        12,697
CP Ships, Ltd.                         300         3,601
                                             -----------
                                                  31,259
                                             -----------
TRAVEL & ENTERTAINMENT (0.0%)
Fairmont Hotels &
  Resorts, Inc.                        300         8,458
Four Seasons Hotels, Inc.              200        10,592
                                             -----------
                                                  19,050
                                             -----------
                                               1,179,652
                                             -----------
DENMARK (0.3%)
BEVERAGES & TOBACCO (0.0%)
Carlsberg A/S, Class B                 200         7,581
                                             -----------
FINANCE & BANKING (0.1%)
Danske Bank A/S                      1,900        29,656
                                             -----------
HEALTH CARE (0.0%)
William Demant Holding A/S             400        10,093
                                             -----------
MANUFACTURING (0.0%)
Vestas Wind Systems A/S                500        15,843
                                             -----------
PHARMACEUTICALS (0.1%)
Novo Nordisk A/S, Class B            1,180        47,014
                                             -----------
SERVICES (0.0%)
Group 4 Falck A/S                       50         5,985
ISS A/S                                200        10,151
                                             -----------
                                                  16,136
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Tele Danmark A/S                       710   $    22,830
                                             -----------
TRANSPORTATION & SHIPPING (0.1%)
D/S 1912, Class B                        3        22,180
D/S Svendborg, Class B                   2        19,458
                                             -----------
                                                  41,638
                                             -----------
                                                 190,791
                                             -----------
FINLAND (0.8%)
BEVERAGES (0.0%)
Hartwall Oyj ABP, A Shares             200         5,147
                                             -----------
COMPUTERS (0.0%)
TietoEnator Oyj                        500        12,650
                                             -----------
INSURANCE (0.1%)
Pohjola Group PLC, D Shares            600        13,400
Sampo Oyj, A Shares                  2,000        17,099
                                             -----------
                                                  30,499
                                             -----------
MANUFACTURING (0.1%)
UPM-Kymmene Oyj                        900        30,778
                                             -----------
PAPER PRODUCTS (0.0%)
Stora Enso Oyj
  Registered Shares                    400         5,060
                                             -----------
TELECOMMUNICATIONS (0.6%)
Nokia Oyj                           16,800       355,123
Sonera Oyj                           2,800        13,899
                                             -----------
                                                 369,022
                                             -----------
                                                 453,156
                                             -----------
FRANCE (4.4%)
ADVERTISING & MARKETING (0.0%)
Publicis Groupe                        400        13,561
                                             -----------
AUTOMOTIVE (0.1%)
Michelin (CGDE), Class B               200         7,597
PSA Peugeot Citroen                    520        25,676
                                             -----------
                                                  33,273
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
BEVERAGES & TOBACCO (0.1%)
LVMH (Louis Vuitton Moet
  Hennessy)                          1,300   $    66,233
Pernod-Ricard SA                       200        15,965
                                             -----------
                                                  82,198
                                             -----------
CHEMICALS (0.1%)
L'Air Liquide                          335        49,157
                                             -----------
COMPUTERS (0.1%)
Cap Gemini SA                          420        31,255
Dassault Systemes SA                   400        19,402
                                             -----------
                                                  50,657
                                             -----------
CONSTRUCTION (0.1%)
Bouygues SA                            900        29,404
Compagnie Francaise
  d'Etudes et de Construction
  SA (Technip)                          86        11,866
Imerys                                  60         6,789
Vinci SA                               240        15,546
                                             -----------
                                                  63,605
                                             -----------
CONSUMER GOODS & SERVICES (0.3%)
Essilor International SA               400        14,325
L'Oreal SA                           1,730       127,909
Societe BIC SA                         200         7,154
                                             -----------
                                                 149,388
                                             -----------
ELECTRICAL & ELECTRONIC (0.2%)
Sagem SA                               120         7,239
STMicroelectronics NV                2,700        90,333
Thales SA                              600        21,545
                                             -----------
                                                 119,117
                                             -----------
FINANCE & BANKING (0.4%)
BNP Paribas SA                       2,560       129,311
Societe Eurafrance SA                  200        10,539
Societe Generale, Class A            1,200        75,899
                                             -----------
                                                 215,749
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 18

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
FOOD (0.4%)
Beghin-Say *                           200   $     7,913
Carrefour SA                         2,140       100,815
Cereol *                               200         5,329
Cerestar *                             200         5,714
Etablissements Economiques du
  Casino Guichard-Perrachon SA         240        17,441
Groupe Danone                          480        56,573
Provimi *                              200         3,751
Sodexho Alliance SA                    600        24,476
                                             -----------
                                                 222,012
                                             -----------
INSURANCE (0.2%)
Axa                                  5,000       112,845
                                             -----------
MANUFACTURING (0.3%)
Compagnie de Saint-Gobain              320        52,232
LaFarge                                500        44,711
Pechiney SA, Class A                   400        21,321
Schneider Electric SA                  300        15,180
Valeo SA                               400        17,762
Zodiac SA                              100         2,218
                                             -----------
                                                 153,424
                                             -----------
MULTIMEDIA (0.3%)
Lagardere S.C.A                        400        18,983
Vivendi Universal SA                 3,401       132,269
                                             -----------
                                                 151,252
                                             -----------
OIL & GAS (0.6%)
Total Fina SA, Class B               2,352       363,183
                                             -----------
PHARMACEUTICALS (0.5%)
Aventis SA                           2,625       181,371
Sanofi Synthelabo SA                 1,940       124,565
                                             -----------
                                                 305,936
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
REAL ESTATE (0.1%)
Gecina SA                              220   $    18,118
Simco SA                               200        13,740
Union du Credit-Bail
  Immobilier (Unibail)                 450        23,908
                                             -----------
                                                  55,766
                                             -----------
RETAIL (0.1%)
Pinault-Printemps-Redoute SA           370        43,835
                                             -----------
TELECOMMUNICATIONS (0.2%)
Alcatel                              4,550        64,940
France Telecom SA                    2,450        75,065
                                             -----------
                                                 140,005
                                             -----------
TRAVEL & ENTERTAINMENT (0.1%)
Accor SA                               900        36,117
Club Mediterranee SA                   200         9,492
                                             -----------
                                                  45,609
                                             -----------
UTILITIES (0.2%)
Suez SA                              3,060        86,547
                                             -----------
                                               2,457,119
                                             -----------
GERMANY (3.3%)
AUTOMOTIVE (0.4%)
DaimlerChrysler AG                   3,374       153,208
Volkswagen AG                        1,300        68,047
                                             -----------
                                                 221,255
                                             -----------
COMPUTERS (0.3%)
SAP AG                                 930       141,172
                                             -----------
CONSUMER GOODS & SERVICES (0.1%)
Adidas-Salomon AG                      300        21,461
Beiersdorf AG                          290        34,660
                                             -----------
                                                  56,121
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
DIVERSIFIED (0.4%)
BASF AG                              2,345   $    95,129
Bayer AG                             2,600        88,235
Preussag AG                            500        15,071
                                             -----------
                                                 198,435
                                             -----------
ELECTRICAL & ELECTRONIC (0.4%)
Epcos AG                               200         9,169
Siemens AG                           3,077       201,328
                                             -----------
                                                 210,497
                                             -----------
FINANCE & BANKING (0.3%)
Bayerische Hypo-und
  Vereinsbank AG                     1,473        53,586
Commerzbank AG                         300         5,370
Deutsche Bank AG                     1,950       124,696
                                             -----------
                                                 183,652
                                             -----------
HEALTH CARE (0.0%)
Fresenius Medical Care AG              300        18,242
                                             -----------
INSURANCE (0.5%)
Allianz AG, Registered                 645       152,491
Muenchener Rueckver AG
  Registered                           410       101,940
                                             -----------
                                                 254,431
                                             -----------
MANUFACTURING (0.4%)
Heidelberger Zement AG                 300        13,884
Hochtief AG                            300         5,038
Linde AG                               400        19,751
MAN AG                                 300         7,551
ThyssenKrupp AG                      2,350        36,903
Veba AG                              2,490       126,209
                                             -----------
                                                 209,336
                                             -----------
PHARMACEUTICALS (0.1%)
Merck KGaA                             800        24,288
Schering AG                            800        46,761
                                             -----------
                                                  71,049
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
RETAIL (0.1%)
Douglas Holding AG                     500   $    12,126
KarstadtQuelle AG                      300         9,762
Metro AG                               800        26,870
                                             -----------
                                                  48,758
                                             -----------
TELECOMMUNICATIONS (0.2%)
Deutsche Telecom AG Registered       8,850       133,569
                                             -----------
TRANSPORTATION & SHIPPING (0.0%)
Deutsche Lufthansa AG
  Registered                         1,300        19,904
                                             -----------
UTILITIES (0.1%)
RWE AG                               1,850        69,399
                                             -----------
                                               1,835,820
                                             -----------
GREECE (0.1%)
FINANCE & BANKING (0.1%)
Commercial Bank of Greece              300         6,878
National Bank of Greece SA           1,200        23,701
                                             -----------
                                                  30,579
                                             -----------
MANUFACTURING (0.0%)
Titan Cement Co. SA                    600        20,697
                                             -----------
METALS & MINING (0.0%)
Aluminium of Greece S.A.I.C            300         9,312
                                             -----------
                                                  60,588
                                             -----------
HONG KONG (0.8%)
DIVERSIFIED (0.4%)
Hutchison Whampoa                   13,400       118,113
Jardine Matheson Holdings,
  Ltd.                               2,000        11,000
Swire Pacific, Ltd., Class A         3,500        18,936
Wharf Holdings, Ltd.                10,700        25,447
                                             -----------
                                                 173,496
                                             -----------
ELECTRICAL & ELECTRONIC (0.0%)
Johnson Electric Holdings,
  Ltd.                                 500           702
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 20

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
FINANCE & BANKING (0.1%)
Bank of East Asia                   10,000   $    19,936
Hang Seng Bank, Ltd.                 5,300        59,287
                                             -----------
                                                  79,223
                                             -----------
OIL & GAS (0.1%)
Hong Kong & China Gas               29,282        40,733
                                             -----------
REAL ESTATE (0.1%)
Henderson Land Development
  Company, Ltd.                      3,000        12,500
Sun Hung Kai Properties              9,000        68,367
                                             -----------
                                                  80,867
                                             -----------
SERVICES (0.0%)
Li & Fung, Ltd.                      4,000         6,385
                                             -----------
TELECOMMUNICATIONS (0.0%)
Pacific Century CyberWorks,
  Ltd. *                            38,000         9,866
                                             -----------
TRAVEL & ENTERTAINMENT (0.0%)
Cathay Pacific Airways, Ltd.         7,000        10,635
                                             -----------
UTILITIES (0.1%)
CLP Holdings, Ltd.                  10,800        44,309
Hong Kong Electric Holdings          3,000        11,346
                                             -----------
                                                  55,655
                                             -----------
                                                 457,562
                                             -----------
IRELAND (0.2%)
COMPUTERS (0.0%)
IONA Technologies PLC *                200         3,291
                                             -----------
FINANCE & BANKING (0.1%)
Allied Irish Bank PLC                4,000        49,203
                                             -----------
FOOD (0.0%)
Kerry Group PLC, Class A             1,900        25,278
                                             -----------
HEALTH CARE (0.0%)
Elan Corp. PLC *                     1,300        17,465
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
MANUFACTURING (0.1%)
CRH PLC                              1,800   $    31,720
                                             -----------
TRAVEL & ENTERTAINMENT (0.0%)
Ryanair Holdings PLC                 1,000         5,828
                                             -----------
                                                 132,785
                                             -----------
ITALY (1.7%)
AUTOMOTIVE (0.1%)
Fiat SPA                             2,100        29,221
                                             -----------
CONSTRUCTION (0.0%)
Autostrade SPA                       3,500        26,565
                                             -----------
CONSUMER GOODS & SERVICES (0.0%)
Autogrill SPA                          800         8,808
                                             -----------
FINANCE & BANKING (0.4%)
Banca Fideuram SPA                   1,600        12,856
Banca Intesa SPA                    19,700        59,121
Bipop-Carire SPA                     7,000        10,840
Mediobanca SPA                       1,900        19,940
Rolo Banca 1473 SPA                    410         6,481
San Paolo-IMI SPA                    4,235        49,803
Unicredito Italiano SPA             15,200        66,037
                                             -----------
                                                 225,078
                                             -----------
INSURANCE (0.3%)
Assicurazioni Generali               4,270       105,384
RAS SPA                              2,400        31,406
Societa Assicuratrice
  Industriale SPA                      800        13,540
                                             -----------
                                                 150,330
                                             -----------
MULTIMEDIA (0.1%)
Mediaset SPA                         4,600        39,528
                                             -----------
OIL & GAS (0.3%)
ENI SPA                             12,900       189,068
                                             -----------
RETAIL (0.0%)
Benetton Group SPA                     700         9,453
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (0.4%)
Olivetti SPA                         4,160   $     5,164
Telecom Italia Mobile SPA           23,150       112,291
Telecom Italia SPA                  12,005        98,867
Telecom Italia SPA-RNC               2,200        12,091
Tiscali SPA *                          900         7,718
                                             -----------
                                                 236,131
                                             -----------
UTILITIES (0.1%)
Enel SPA                             5,000        28,309
                                             -----------
                                                 942,491
                                             -----------
JAPAN (8.6%)
AUTOMOTIVE (1.1%)
Aisin Seiki Company, Ltd.            1,000        11,235
Bridgestone Corp.                    3,000        40,744
Denso Corp.                          3,100        47,014
Honda Motor Company, Ltd.            2,800       117,674
Mazda Motor Corp.                    3,000         7,334
Mitsubishi Motors *                  3,000         7,606
Nissan Motors                       12,000        86,739
Toyota Motor Corp.                  10,200       293,989
                                             -----------
                                                 612,335
                                             -----------
BEVERAGES & TOBACCO (0.2%)
Asahi Breweries, Ltd.                3,000        24,220
Japan Tobacco, Inc.                      6        36,353
Kirin Brewery Company, Ltd.          4,000        27,193
Takara Shuzo Company, Ltd.           1,000         7,583
                                             -----------
                                                  95,349
                                             -----------
CHEMICALS (0.4%)
Asahi Kasei Corp.                    2,000         6,474
Mitsubishi Chemical Corp.           11,000        23,654
Mitsui Chemicals, Inc.               3,000        13,129
Shin-Etsu Chemical Co.               1,200        50,794
Takeda Chemical Industries           3,000       121,552
                                             -----------
                                                 215,603
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
COMPUTERS (0.2%)
CSK Corp.                              500   $    13,204
Fuji Soft ABC, Inc.                    300         9,846
Fujitsu, Ltd.                        8,000        61,267
Konami Company, Ltd.                   500        11,167
Meitec Corp.                           500        14,939
TIS, Inc.                              400         8,390
Trans Cosmos, Inc.                     200         5,961
                                             -----------
                                                 124,774
                                             -----------
CONSTRUCTION (0.1%)
Daito Trust Construction
  Company, Ltd.                        800        13,129
Daiwa House Industry Company,
  Ltd.                               1,000         6,263
Matsushita Electric Works,
  Ltd.                               1,000         7,621
Nippon Comsys Corp.                  1,000         5,568
Obayashi Corp.                       5,000        14,072
Shimizu Corp.                        1,000         3,373
                                             -----------
                                                  50,026
                                             -----------
CONSUMER GOODS & SERVICES (0.8%)
KAO Corp.                            2,000        37,273
Kuraray Company, Ltd.                1,000         6,391
Matsushita Electric Industrial
  Co.                                7,000        85,351
Nintendo Company, Ltd.                 500        73,565
Sanrio Company, Ltd.                   800         7,002
Secom Company, Ltd.                  1,000        44,215
Sega Corp. *                           600        10,684
Shiseido Company, Ltd.               2,000        20,749
Sony Corp.                           3,000       155,958
Uni-Charm Corp.                        500        13,732
World Company, Ltd.                    500        13,770
                                             -----------
                                                 468,690
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 22

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
DIVERSIFIED (0.2%)
Mitsubishi Corp.                     6,000   $    45,226
Mitsui & Company, Ltd.               5,000        30,520
Nippon Unipac Holding                    4        19,557
Sumitomo Corp.                       4,000        22,183
                                             -----------
                                                 117,486
                                             -----------
EDUCATION SERVICES (0.0%)
Benesse Corp.                          600        13,717
                                             -----------
ELECTRICAL & ELECTRONIC (1.3%)
Advantest Corp.                        100         7,507
Fanuc, Ltd.                            800        43,943
Hitachi, Ltd.                       11,000        80,424
Kyocera Corp.                          500        34,595
Mitsubishi Electric Corp.            6,000        27,615
Murata Manufacturing Company,
  Ltd.                                 700        44,894
NEC Corp.                            7,000        58,309
NGK Insulators, Ltd.                 1,000         7,258
Nitto Denko Corp.                    1,000        29,200
Omron Corp.                          2,000        28,687
Pioneer Corp.                        1,000        19,240
Rohm Company, Ltd.                     400        60,060
Sanyo Electric Company, Ltd.         6,000        27,298
Sharp Corp.                          4,000        52,756
Sumitomo Electric Industries,
  Ltd.                               3,000        20,259
Taiyo Yuden Company, Ltd.            1,000        16,524
Tokyo Electron, Ltd.                   700        48,644
Toshiba Corp.                       13,000        54,438
                                             -----------
                                                 661,651
                                             -----------
FINANCE & BANKING (1.1%)
77 Bank, Ltd.                        2,000         8,209
Acom Company, Ltd.                     400        24,205
Bank of Yokohama, Ltd.               4,000        13,974
Credit Saison Company, Ltd.            500        10,431
Daiwa Bank Holdings, Inc. *          6,000         3,803
Daiwa Securities GRP                 5,000        29,577
Hachijuni Bank                       1,000         4,399

                                  SHARES        VALUE
--------------------------------------------------------
Mitsubishi Tokyo Financial
  Group, Inc. (MTFG)                    18   $   110,009
Mizuho Holdings, Inc.                   39        92,987
Nikko Securities Company,
  Ltd.                               2,000         8,828
Nomura Securities Company,
  Ltd.                               7,000        90,791
Orix Corp.                             400        30,000
Promise Company, Ltd.                  500        21,466
Shizuoka Bank                        2,000        12,917
Softbank Corp.                       1,200        22,590
Sumitomo Bank, Ltd.                 17,000        70,804
Sumitomo Trust & Banking             3,000        12,585
Takefuji Corp.                         430        26,345
Tokio Marine & Fire Insurance        5,000        35,500
                                             -----------
                                                 629,420
                                             -----------
FOOD (0.1%)
Ajinomoto Company, Inc.              3,000        27,163
Katokichi Company, Ltd.              1,100        18,093
Nissin Food Products Company,
  Ltd.                                 700        12,782
                                             -----------
                                                  58,038
                                             -----------
HEALTH CARE (0.0%)
Terumo Corp.                         1,100        14,300
                                             -----------
INSURANCE (0.1%)
Mitsui Sumitomo Insurance
  Company, Ltd.                      6,000        28,204
                                             -----------
MANUFACTURING (1.0%)
Asahi Glass Company, Ltd.            5,000        31,841
Canon, Inc.                          3,000       111,367
Daikin Industries, Ltd.              1,000        18,108
Ebara Corp.                          2,000        11,076
Fuji Machine Manufacturing
  Company, Ltd.                        500         7,922
Fuji Photo Film Co.                  2,000        62,927
Furukawa Electric Company,
  Ltd.                               3,000        14,555
Hoya Corp.                             500        34,972

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
Komori Corp.                         1,000   $    11,982
Kubota Corp.                         8,000        24,688
Mitsubishi Heavy Industries,
  Ltd.                              14,000        45,844
Nidec Corp.                            300        19,195
Nikon Corp.                          2,000        21,383
Nippon Sheet Glass Company,
  Ltd.                               1,000         3,569
Ricoh Company, Ltd.                  1,000        18,523
Shimano, Inc.                          600         7,379
SMC Corp.                              300        35,425
Tostem Corp.                         2,000        26,031
Toyo Seikan Kaisha, Ltd.             1,000        12,095
Toyoda Automatic Loom Works,
  Ltd.                               1,000        15,996
                                             -----------
                                                 534,878
                                             -----------
MULTIMEDIA (0.2%)
Asatsu-DK, Inc.                        700        14,736
Fuji Television Network, Inc.            2        10,382
Toho Company, Ltd. *                 2,000        22,636
Tokyo Broadcasting System            1,000        18,901
Toppan Printing Company, Ltd.        3,000        28,204
                                             -----------
                                                  94,859
                                             -----------
OIL & GAS (0.1%)
Osaka Gas Company, Ltd.             10,000        22,183
Tokyo Gas Company, Ltd.              9,000        21,798
TonenGeneral Sekiyu K.K.             2,000        15,166
                                             -----------
                                                  59,147
                                             -----------
PAPER PRODUCTS (0.0%)
Oji Paper Company, Ltd.              5,000        23,692
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
PHARMACEUTICALS (0.2%)
Daiichi Pharmaceutical
  Company, Ltd.                      1,000   $    18,674
Eisai Company, Ltd.                  1,000        24,673
Sankyo Company, Ltd.                 2,000        30,558
Shionogi & Company, Ltd.             1,000        15,694
Taisho Pharmaceutical Company,
  Ltd.                               1,000        15,128
Yamanouchi Pharmaceutical
  Company, Ltd.                      1,000        24,975
                                             -----------
                                                 129,702
                                             -----------
PRINTING & PUBLISHING (0.0%)
Kadokawa Shoten Publishing
  Company, Ltd.                        400         7,696
                                             -----------
REAL ESTATE (0.1%)
Mitsubishi Estate Company,
  Ltd.                               4,000        28,551
Mitsui Fudosan Company, Ltd.         4,000        31,961
                                             -----------
                                                  60,512
                                             -----------
RETAIL (0.3%)
Autobacs Seven Company, Ltd.           400         9,386
Ito-Yokado Company, Ltd.             1,000        39,763
Jusco Company, Ltd.                  1,000        19,882
Marui Company, Ltd.                  2,000        23,994
Seven-Eleven Japan Company,
  Ltd.                               1,000        31,086
Shimamura Company, Ltd. *              200        13,023
Skylark Company, Ltd.                1,000        20,372
Takashimaya Company, Ltd.            1,000         5,206
                                             -----------
                                                 162,712
                                             -----------
SERVICES (0.1%)
Dai Nippon Printing Company,
  Ltd.                               4,000        44,939
Itochu Corp.                         8,000        27,525
Kurita Water Industries, Ltd.        1,000        11,016
                                             -----------
                                                  83,480
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 24

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Nippon Telegraph & Telephone
  Corp.                                 29   $   111,374
NTT DoCoMo, Inc. *                      25        67,718
                                             -----------
                                                 179,092
                                             -----------
TRANSPORTATION & SHIPPING (0.3%)
Central Japan Railway Co.                8        46,418
East Japan Railway Co.                  13        54,635
Kinki Nippon Railway Company,
  Ltd.                              10,300        32,485
Nippon Express Company, Ltd.         3,000        12,291
Seibu Railway Company, Ltd.          1,000        11,952
                                             -----------
                                                 157,781
                                             -----------
TRAVEL & ENTERTAINMENT (0.1%)
All Nippon Airways Company,
  Ltd. *                             2,000         5,402
Japan Airlines Company, Ltd.         2,000         5,433
Namco, Ltd.                            500         9,997
Oriental Land Company, Ltd.            200        12,480
Tokyu Corp.                          6,000        18,606
                                             -----------
                                                  51,918
                                             -----------
UTILITIES (0.3%)
Chubu Electric Power Company,
  Inc.                               1,000        15,769
Hokkaido Electric Power
  Company, Inc.                        500         6,266
Hokuriku Electric Power Co.          1,000        12,683
Kansai Electric Power Company,
  Inc.                               3,000        42,193
Kyushu Electric Power Company,
  Inc.                               1,000        14,094
Tokyo Electric Power Company,
  Inc.                               4,500        85,223
                                             -----------
                                                 176,228
                                             -----------
                                               4,811,290
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
NETHERLANDS (2.5%)
BEVERAGES & TOBACCO (0.1%)
Heineken Holding NV, Class A           611   $    18,656
Heineken NV                            700        28,519
                                             -----------
                                                  47,175
                                             -----------
CHEMICALS (0.1%)
Akzo Nobel                           1,180        55,178
                                             -----------
CONSUMER GOODS & SERVICES (0.2%)
Unilever NV - CVA                    2,073       118,998
                                             -----------
ELECTRICAL & ELECTRONIC (0.3%)
ASML Holding NV *                    1,600        40,340
Philips Electronics NV               4,582       139,787
                                             -----------
                                                 180,127
                                             -----------
FINANCE & BANKING (0.5%)
ABN Amro Holding NV                  4,948        93,973
ING Groep NV                         6,508       177,140
                                             -----------
                                                 271,113
                                             -----------
FOOD (0.1%)
Koninklijke Ahold NV                 3,000        78,725
                                             -----------
INSURANCE (0.2%)
Aegon NV                             4,076        99,494
                                             -----------
OIL & GAS (0.8%)
IHC Caland NV                          300        15,167
Royal Dutch Petroleum                7,517       411,504
                                             -----------
                                                 426,671
                                             -----------
PRINTING & PUBLISHING (0.1%)
Elsevier NV                          2,500        33,500
Wolters Kluwer                         880        18,425
                                             -----------
                                                  51,925
                                             -----------
SERVICES (0.0%)
Buhrmann NV                            600         7,852
Hagemeyer NV                           600        13,295
                                             -----------
                                                  21,147
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Koninklijke KPN NV *                 4,604   $    23,577
                                             -----------
TRANSPORTATION & SHIPPING (0.1%)
TNT Post Group NV                    1,359        28,253
                                             -----------
                                               1,402,383
                                             -----------
NEW ZEALAND (0.0%)
TELECOMMUNICATIONS (0.0%)
Telecom Corp. of New Zealand         2,700         5,788
                                             -----------
TRANSPORTATION & SHIPPING (0.0%)
Air New Zealand, Ltd. *             10,000         1,585
                                             -----------
                                                   7,373
                                             -----------
NORWAY (0.2%)
COMPUTERS (0.0%)
Opticom ASA *                          100         3,006
                                             -----------
FOOD (0.0%)
Orkla ASA, Class A                     600        10,836
                                             -----------
INSURANCE (0.0%)
Storebrand ASA                       1,000         5,775
                                             -----------
MANUFACTURING (0.2%)
Bergesen D Y ASA, Class A              500         9,511
Norsk Hydro ASA                        900        43,564
Norske Skogsindustrier ASA           1,200        22,759
                                             -----------
                                                  75,834
                                             -----------
OIL & GAS (0.0%)
Smedvig ASA, Class B                 2,000        14,720
                                             -----------
                                                 110,171
                                             -----------
PORTUGAL (0.2%)
CONSTRUCTION (0.0%)
CIMPOR-Cimentos de Portugal
  SGPS SA                              400         6,812
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
FINANCE & BANKING (0.1%)
Banco Comercial Portugues SA
  Registered *                       8,100   $    28,478
Banco Espirito Santo SA
  Registered                           900         9,500
                                             -----------
                                                  37,978
                                             -----------
FOOD (0.0%)
Jeronimo Martins SGPS SA *           2,000        15,703
                                             -----------
TELECOMMUNICATIONS (0.1%)
Portugal Telecom SGPS SA *           3,900        29,023
                                             -----------
UTILITIES (0.0%)
EDP - Electricidade de
  Portugal SA                       11,600        24,186
                                             -----------
                                                 113,702
                                             -----------
SINGAPORE (0.4%)
COMPUTERS (0.0%)
Creative Technology, Ltd.              800         9,675
                                             -----------
ELECTRICAL & ELECTRONIC (0.0%)
Chartered Semiconductor
  Manufacturing, Ltd. *              2,000         5,293
Venture Manufacturing
  (Singapore), Ltd.                  1,000         9,870
                                             -----------
                                                  15,163
                                             -----------
FINANCE & BANKING (0.3%)
DBS Group Holdings, Ltd.             5,198        41,723
Oversea-Chinese Banking
  Corporation, Ltd.                  3,000        22,452
United Overseas Bank, Ltd.           5,256        43,328
                                             -----------
                                                 107,503
                                             -----------
MANUFACTURING (0.0%)
Sembcorp Industries, Ltd.           18,209        16,294
                                             -----------
PRINTING & PUBLISHING (0.0%)
Singapore Press Holdings               648         8,645
                                             -----------
TELECOMMUNICATIONS (0.0%)
Singapore Telecommunications        11,900        10,261
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 26

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TRANSPORTATION & SHIPPING (0.1%)
Singapore Airlines, Ltd.             4,000   $    31,238
                                             -----------
                                                 198,779
                                             -----------
SPAIN (1.3%)
BEVERAGES & TOBACCO (0.0%)
Altadis SA                             900        16,528
                                             -----------
CONSTRUCTION (0.1%)
Actividades de Construccion y
  Servicios SA                         500        13,828
Fomento de Construcciones y
  Contratas SA                       1,100        26,563
Portland Valderrivas SA                400         9,924
                                             -----------
                                                  50,315
                                             -----------
FINANCE & BANKING (0.6%)
Banco Bilbao Vizcaya                11,631       138,504
Banco Santander Central
  Hispano SA                        15,940       133,498
                                             -----------
                                                 272,002
                                             -----------
INSURANCE (0.0%)
Corporacion Mapfre SA                1,500        10,089
                                             -----------
MANUFACTURING (0.0%)
Acerinox SA                            400        14,182
Grupo Empresarial Ence SA              800        12,025
                                             -----------
                                                  26,207
                                             -----------
PHARMACEUTICALS (0.0%)
Zeltia SA *                            600         5,774
                                             -----------
RETAIL (0.0%)
Cortefiel SA                         1,000         5,932
                                             -----------
TELECOMMUNICATIONS (0.3%)
Telefonica SA *                     15,598       174,858
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
UTILITIES (0.3%)
Endesa SA                            3,400   $    50,573
Gas Natural SDG SA                   1,500        25,793
Iberdrola SA                         3,006        39,232
Repsol SA                            4,050        51,055
Union Electrica Fenosa SA            1,700        27,452
                                             -----------
                                                 194,105
                                             -----------
                                                 755,810
                                             -----------
SWEDEN (1.0%)
AUTOMOTIVE (0.0%)
Volvo AB, Class A                      400         7,588
Volvo AB, Class B                    1,000        19,791
                                             -----------
                                                  27,379
                                             -----------
CONSTRUCTION (0.0%)
Skanska AB, Class B                  2,600        19,579
                                             -----------
CONSUMER GOODS & SERVICES (0.1%)
Electrolux AB, Class B               1,300        23,093
Securitas AB, Class B                1,700        33,727
                                             -----------
                                                  56,820
                                             -----------
FINANCE & BANKING (0.2%)
Investor AB, Class A                   800         9,036
Investor AB, Class B                   100         1,125
Nordea AB                            9,500        54,112
Skandiaviska Enskilda Banken         1,900        18,893
Svenska Handelsbanken Class A        1,200        17,204
Svenska Handelsbanken Class B        1,300        18,073
                                             -----------
                                                 118,443
                                             -----------
INSURANCE (0.0%)
Skandia Forsakrings AB               3,400        17,233
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
MANUFACTURING (0.2%)
Assa Abloy AB, Class B               1,600   $    21,162
Atlas Copco AB, Class A                800        18,806
Sandvik AB                             550        13,089
Sapa AB                              1,100        16,460
Svenska Cellulosa AB, Class B        1,000        31,086
                                             -----------
                                                 100,603
                                             -----------
PAPER PRODUCTS (0.0%)
Billerud AB                            230         1,876
                                             -----------
RETAIL (0.1%)
Hennes & Mauritz AB, Class B         2,650        53,598
                                             -----------
TELECOMMUNICATIONS (0.4%)
Ericsson LM AB, Class B             28,600       120,936
Tele2 AB, Class B *                    400        12,010
Telia AB                             6,600        23,448
                                             -----------
                                                 156,394
                                             -----------
                                                 551,925
                                             -----------
SWITZERLAND (3.2%)
ADVERTISING & MARKETING (0.0%)
PubliGroupe SA, Registered              36         8,177
                                             -----------
CHEMICALS (0.1%)
Lonza AG, Registered                    40        26,591
Syngenta AG, Registered *              525        32,075
                                             -----------
                                                  58,666
                                             -----------
COMPUTERS (0.0%)
Logitech International SA
  Registered *                         300        14,217
                                             -----------
CONSUMER GOODS & SERVICES (0.0%)
Forbo Holding AG, Registered            20         6,469
Givaudan SA, Registered                 30         9,633
Kuoni Reisen Holding AG
  Registered                            30         9,936
                                             -----------
                                                  26,038
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
ELECTRICAL & ELECTRONIC (0.0%)
Unaxis Holding AG, Registered           40   $     4,430
                                             -----------
FINANCE & BANKING (0.7%)
Credit Suisse Group *                3,800       144,042
UBS AG, Registered *                 4,488       220,957
                                             -----------
                                                 364,999
                                             -----------
FOOD (0.5%)
Nestle SA, Registered                1,330       295,765
                                             -----------
HEALTH CARE (0.0%)
Sulzer Medica AG, Registered            40         3,687
                                             -----------
INSURANCE (0.2%)
Swiss Re, Registered                   810        74,532
Zurich Financial Services AG           241        55,887
                                             -----------
                                                 130,419
                                             -----------
MANUFACTURING (0.1%)
Georg Fischer AG, Registered            30         6,181
Holcim, Ltd., Class B                  105        23,787
Holcim, Ltd., Registered                50         2,246
Schindler Holding AG                    11        18,968
Sulzer AG, Registered                   20         4,382
                                             -----------
                                                  55,564
                                             -----------
PHARMACEUTICALS (1.2%)
Novartis AG, Registered              9,860       387,821
Roche Holding AG, Bearer               400        38,590
Roche Holding AG Genusschein         2,400       186,586
                                             -----------
                                                 612,997
                                             -----------
RETAIL (0.1%)
Jelmoli Holding AG, Bearer               9         7,417
Swatch Group AG, Registered *        1,400        30,259
Valora Holding AG                       90        15,252
                                             -----------
                                                  52,928
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 28

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
SERVICES (0.2%)
ABB, Ltd. *                          4,564   $    36,229
Adecco SA, Registered                  590        37,449
SGS Societe Generale de
  Surveillance Holding SA
  Registered                            50        12,516
                                             -----------
                                                  86,194
                                             -----------
TELECOMMUNICATIONS (0.1%)
Kudelski SA, Bearer *                  240        12,401
Swisscom AG, Registered                173        52,256
                                             -----------
                                                  64,657
                                             -----------
                                               1,778,738
                                             -----------
UNITED KINGDOM (9.7%)
ADVERTISING & MARKETING (0.1%)
WPP Group PLC                        4,800        54,818
                                             -----------
AEROSPACE & DEFENSE (0.1%)
British Aerospace PLC               10,317        49,216
                                             -----------
AIRPORTS (0.0%)
BAA PLC                              2,800        25,398
                                             -----------
BEVERAGES & TOBACCO (0.6%)
Bass PLC                             3,894        41,422
British American Tobacco PLC         7,774        74,724
Cadbury Schweppes PLC                7,606        52,503
Diageo PLC                          13,352       174,542
                                             -----------
                                                 343,191
                                             -----------
CHEMICALS (0.1%)
BOC Group PLC                        1,945        29,497
Imperial Chemical Industries
  PLC                                1,200         5,844
Johnson Matthey PLC                  1,900        28,301
                                             -----------
                                                  63,642
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
COMPUTERS (0.1%)
ARM Holdings PLC *                   4,000   $    16,177
CMG PLC                              3,100        11,566
Logica PLC                           2,300        15,082
Mysis PLC                            2,100         8,769
                                             -----------
                                                  51,594
                                             -----------
CONSTRUCTION (0.1%)
Berkeley Group PLC                   1,600        18,068
Hanson PLC                           4,200        31,698
                                             -----------
                                                  49,766
                                             -----------
CONSUMER GOODS & SERVICES (0.2%)
Boots Company PLC                    2,919        27,954
Unilever PLC                        11,535        92,313
                                             -----------
                                                 120,267
                                             -----------
DIVERSIFIED (0.3%)
Brambles Industries PLC              3,300        15,766
Invensys PLC                        12,000        21,189
Lattice Group PLC                   12,365        30,726
Reed International PLC               4,000        38,790
Rentokil Initial PLC                 7,158        28,846
Smiths Industries PLC                1,400        16,168
                                             -----------
                                                 151,485
                                             -----------
FINANCE & BANKING (2.2%)
3i Group PLC                         2,300        25,776
Abbey National PLC                   1,100        15,601
Amvescap PLC                         3,200        44,155
Barclays PLC                         6,100       188,495
HBOS PLC                            14,075       152,025
HSBC Holdings PLC                   33,200       383,888
Lloyds TSB Group PLC                19,176       196,881
Royal Bank of Scotland Group
  PLC                                9,800       252,310
Schroders PLC                        1,800        23,069
                                             -----------
                                               1,282,200
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
FOOD (0.3%)
Compass Group PLC                    8,037   $    53,790
Sainsbury (J) PLC                    5,344        30,401
Tesco PLC                           27,648        94,884
                                             -----------
                                                 179,075
                                             -----------
HEALTH CARE (0.1%)
Amersham PLC                         3,300        36,113
Celltech Group PLC *                 1,000         9,135
Smith & Nephew PLC                   2,400        14,029
                                             -----------
                                                  59,277
                                             -----------
INSURANCE (0.4%)
CGU PLC                              8,624        90,999
Legal & General Group PLC           19,900        45,765
Prudential Corp. PLC                 8,000        80,655
Royal & Sun Alliance Insurance
  Group PLC                          4,545        19,093
                                             -----------
                                                 236,512
                                             -----------
MANUFACTURING (0.0%)
Corus Group PLC *                    5,800         7,103
GKN PLC                              3,300        16,212
                                             -----------
                                                  23,315
                                             -----------
METALS & MINING (0.2%)
BHP Billiton PLC                     1,900        10,829
Rio Tinto PLC, Registered            4,316        85,306
                                             -----------
                                                  96,135
                                             -----------
MULTIMEDIA (0.3%)
British Sky Broadcasting PLC *       5,900        69,901
Granada PLC                          8,037        15,679
Pearson PLC                          2,963        38,058
Reuters Group PLC                    5,155        39,750
                                             -----------
                                                 163,388
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
OIL & GAS (1.2%)
BG Group PLC                        12,365   $    53,616
BP Amoco PLC                        60,952       542,472
Shell Transportation & Trading
  Co. PLC                            7,273        54,166
                                             -----------
                                                 650,254
                                             -----------
PHARMACEUTICALS (1.4%)
Astrazeneca Group PLC                6,300       312,826
GlaxoSmithKline PLC                 22,018       518,588
Shire Pharmaceuticals Group
  PLC *                                710         5,490
                                             -----------
                                                 836,904
                                             -----------
REAL ESTATE (0.0%)
Canary Wharf Group PLC *               600         3,892
Land Securities PLC                  1,800        22,889
                                             -----------
                                                  26,781
                                             -----------
RETAIL (0.3%)
Dixons Group PLC                    10,300        38,355
Great Universal Stores PLC           2,134        21,272
Kingfisher PLC                       5,454        30,056
Marks & Spencer Group PLC            7,203        39,516
Marks & Spencer Group PLC
  Class B *                          8,898         8,679
Woolworths Group PLC                 6,000         4,016
                                             -----------
                                                 141,894
                                             -----------
SERVICES (0.1%)
BTG PLC *                              700         5,682
Capita Group PLC                       800         4,728
Hays PLC                             8,000        20,563
Sage Group PLC                       3,400        10,942
Wolseley PLC                           600         6,092
                                             -----------
                                                  48,007
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 30

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (1.1%)
BT Group PLC *                      32,766   $   130,645
Cable & Wireless PLC                 3,100         9,877
Marconi PLC                         11,070         1,097
mm02 PLC *                           8,866         8,617
Thus Group PLC                       3,279           712
Vodafone Group PLC                 240,427       444,223
                                             -----------
                                                 595,171
                                             -----------
TRANSPORTATION & SHIPPING (0.1%)
British Airways PLC                  3,500        12,161
Exel PLC                               100         1,236
Peninsular and Oriental Steam
  Navigation Co.                     4,250        15,039
Railtrack Group PLC                  2,600             0
                                             -----------
                                                  28,436
                                             -----------
TRAVEL & ENTERTAINMENT (0.1%)
Hilton Group PLC                    10,600        37,623
P & O Princess Cruises PLC           4,250        29,292
                                             -----------
                                                  66,915
                                             -----------
UTILITIES (0.3%)
Centrica PLC                        12,000        38,875
Innogy Holdings PLC                  3,000        11,534
International Power PLC *            4,000        12,161
National Grid Group PLC              7,000        46,177
Scottish Power PLC                   6,100        31,228
United Utilities PLC                 3,400        29,582
                                             -----------
                                                 169,557
                                             -----------
                                               5,513,198
                                             -----------
UNITED STATES (57.0%)
AEROSPACE & DEFENSE (0.9%)
Boeing Co.                           6,500       313,625
General Dynamics Corp.                 300        28,185
Lockheed Martin Corp.                1,500        86,370
Northrop Grumman Corp.                 500        56,525
                                             -----------
                                                 484,705
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
AUTOMOTIVE (0.2%)
Dana Corp.                           3,400   $    72,998
Delphi Corp.                         2,600        41,574
                                             -----------
                                                 114,572
                                             -----------
BEVERAGES & TOBACCO (2.6%)
Anheuser-Busch Companies,
  Inc.                               3,300       172,260
Coca-Cola Co.                       15,500       810,030
PepsiCo, Inc.                        3,700       190,550
Philip Morris Companies, Inc.        1,900       100,073
UST, Inc.                            4,500       175,185
                                             -----------
                                               1,448,098
                                             -----------
CHEMICALS (0.6%)
E. I. du Pont de Nemours and
  Co.                                3,100       146,165
International Flavors &
  Fragrances, Inc.                   5,300       185,341
                                             -----------
                                                 331,506
                                             -----------
COMPUTERS (6.7%)
Cisco Systems, Inc. *               27,100       458,803
EMC Corp. *                         23,200       276,544
Hewlett-Packard Co.                    600        10,764
IBM Corp.                            8,200       852,800
Intel Corp.                         26,500       805,865
Microsoft Corp. *                   20,300     1,224,292
Seagate Technology, Inc.
  Escrow Shares *                    1,700             0
Texas Instruments, Inc.              3,500       115,850
                                             -----------
                                               3,744,918
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
CONSUMER GOODS & SERVICES (2.1%)
Black & Decker Corp.                 3,100   $   144,274
Cendant Corp. *                      7,400       142,080
Eastman Kodak Co.                    1,000        31,170
Gillette Co.                         3,000       102,030
Kimberly-Clark Corp.                 3,100       200,415
Mattel, Inc.                         1,300        27,092
Proctor & Gamble Co.                 5,200       468,468
Stanley Works                          500        23,125
Whirlpool Corp.                        300        22,665
                                             -----------
                                               1,161,319
                                             -----------
CONTAINERS (0.6%)
Ball Corp.                           2,800       132,216
Bemis Company, Inc.                  3,500       190,225
                                             -----------
                                                 322,441
                                             -----------
DIVERSIFIED (3.0%)
Brown-Forman Corp., Class B            500        36,380
General Electric Co.                39,500     1,479,274
Minnesota Mining and
  Manufacturing Co.                  1,300       149,513
                                             -----------
                                               1,665,167
                                             -----------
ELECTRICAL & ELECTRONIC (0.8%)
American Power Conversion
  Corp. *                            4,500        66,510
Emerson Electric Co.                   400        22,956
KLA-Tencor Corp. *                   1,900       126,350
Maxim Integrated Products,
  Inc. *                               200        11,142
National Semiconductor Corp. *       3,700       124,653
Thomas & Betts Corp.                 5,500       116,380
                                             -----------
                                                 467,991
                                             -----------
FINANCE & BANKING (7.8%)
American Express Co.                 2,000        81,920
Bank of America Corp.               10,336       703,055

                                  SHARES        VALUE
--------------------------------------------------------
Bank One Corp.                      12,300   $   513,894
Bear Stearns Companies, Inc.         1,300        81,575
Citigroup, Inc.                     18,832       932,561
Countrywide Credit
  Industries, Inc.                   1,700        76,075
Fannie Mae                           7,200       575,136
Franklin Resources, Inc.             1,700        71,264
Golden West Financial Corp.            300        19,050
H&R Block, Inc.                      5,000       222,250
J.P. Morgan Chase & Co.              4,260       151,869
Merrill Lynch & Co.                  1,300        71,994
Morgan Stanley Dean
  Witter & Co.                         900        51,579
SunTrust Banks, Inc.                 2,600       173,498
Wachovia Corp.                      14,400       533,952
Washington Mutual, Inc.              1,100        36,443
Wells Fargo & Co.                    2,900       143,260
                                             -----------
                                               4,439,375
                                             -----------
FOOD (0.7%)
Albertson's, Inc.                      600        19,884
Kroger Co. *                         3,700        81,992
McDonald's Corp.                     5,800       160,950
Tricon Global Restaurants,
  Inc. *                             1,400        82,292
Wm. Wrigley Jr. Co.                    500        26,655
                                             -----------
                                                 371,773
                                             -----------
HEALTH CARE (3.0%)
Baxter International, Inc.           2,700       160,704
Boston Scientific Corp. *            1,600        40,144
HCA, Inc.                            3,500       154,280
Johnson & Johnson                   16,304     1,058,944
Medtronic, Inc.                      1,100        49,731
St. Jude Medical, Inc. *             1,900       146,585
Tenet Healthcare Corp. *               900        60,318
                                             -----------
                                               1,670,706
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 32

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
INSURANCE (2.1%)
Aetna, Inc.                          2,700   $   104,814
American International Group,
  Inc.                              12,070       870,730
Cigna Corp.                            100        10,139
Loews Corp.                          2,200       128,876
MGIC Investment Corp.                1,000        68,430
                                             -----------
                                               1,182,989
                                             -----------
MANUFACTURING (1.2%)
Boise Cascade Corp.                  1,300        47,112
Cooper Tire & Rubber Co.             1,500        32,475
Illinois Tool Works, Inc.              200        14,470
Johnson Controls, Inc.                 100         8,831
Linear Technology Corp.              1,500        66,330
Nucor Corp.                          1,300        83,512
Sealed Air Corp. *                   2,300       108,284
W.W. Grainger, Inc.                  5,500       309,265
                                             -----------
                                                 670,279
                                             -----------
MULTIMEDIA (1.8%)
AOL Time Warner, Inc. *              9,750       230,588
Clear Channel Communications,
  Inc. *                               300        15,423
Comcast Corp. Special Class A
  *                                  6,500       206,700
Univision Communications, Inc.
  Class A *                            300        12,600
Viacom, Inc., Class B *              6,000       290,220
Walt Disney Co.                     11,100       256,188
                                             -----------
                                               1,011,719
                                             -----------
OIL & GAS (3.9%)
Amerada Hess Corp.                   2,800       222,208
ChevronTexaco Corp.                  6,247       563,917
Exxon Mobil Corp.                   18,184       797,005
Kerr-McGee Corp.                     1,900       119,415
Phillips Petroleum Co.               4,400       276,320
Schlumberger, Ltd.                   3,300       194,106
                                             -----------
                                               2,172,971
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
PAPER PRODUCTS (0.2%)
Temple-Inland, Inc.                  1,700   $    96,424
                                             -----------
PHARMACEUTICALS (5.8%)
Abbott Laboratories                  8,800       462,880
Cardinal Health, Inc.                2,250       159,503
Eli Lilly & Co.                      5,100       388,620
IMS Health, Inc.                     2,000        44,900
Merck & Company, Inc.               10,200       587,316
Pfizer, Inc.                        26,950     1,070,992
Pharmacia Corp.                     13,100       590,548
                                             -----------
                                               3,304,759
                                             -----------
RETAIL (3.7%)
AutoZone, Inc. *                     5,000       344,250
Costco Wholesale Corp. *             3,000       119,460
Gap, Inc.                            1,000        15,040
Home Depot, Inc.                     3,500       170,135
Nike, Inc., Class B                  3,000       180,030
Office Depot, Inc. *                15,100       299,735
Sears, Roebuck and Co.               2,400       123,048
Wal-Mart Stores, Inc.               13,900       851,931
                                             -----------
                                               2,103,629
                                             -----------
SERVICES (2.7%)
Automatic Data Processing,
  Inc.                                 700        40,789
Deluxe Corp.                         5,800       268,308
Electronic Data Systems Corp.        2,400       139,176
First Data Corp.                     2,400       209,400
Moody's Corp.                        7,400       304,140
NCR Corp. *                          6,300       281,925
Pitney Bowes, Inc.                   1,700        72,760
Quintiles Transnational Corp.
  *                                  6,100       108,275
Waste Management, Inc.               5,200       141,700
                                             -----------
                                               1,566,473
                                             -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                                  SHARES        VALUE
--------------------------------------------------------
TELECOMMUNICATIONS (4.4%)
AT&T Corp.                          26,500   $   416,050
AT&T Wireless Services, Inc. *      26,516       237,318
Comverse Technology, Inc. *          8,900       112,763
Corning, Inc.                       17,500       133,350
Motorola, Inc.                      20,200       286,840
Nortel Networks Corp.               13,000        58,370
SBC Communications, Inc.            12,200       456,768
Tellabs, Inc. *                     14,200       148,674
Verizon Communications, Inc.        10,700       488,455
WorldCom Group *                    27,650       186,361
                                             -----------
                                               2,524,949
                                             -----------
TRANSPORTATION & SHIPPING (0.4%)
FedEx Corp. *                          400        23,240
Union Pacific Corp.                  3,700       229,918
                                             -----------
                                                 253,158
                                             -----------
TRAVEL & ENTERTAINMENT (0.1%)
Carnival Corp.                       1,500        48,975
Hilton Hotels Corp.                  1,000        14,300
                                             -----------
                                                  63,275
                                             -----------
UTILITIES (1.7%)
AES Corp. *                         23,600       212,400
Duke Energy Corp.                      463        17,489
Mirant Corp. *                      30,800       445,060
Sempra Energy                       10,300       259,045
                                             -----------
                                                 933,994
                                             -----------
                                              32,107,190
--------------------------------------------------------
TOTAL COMMON STOCK                            56,226,761
--------------------------------------------------------
PREFERRED STOCK (0.1%)

AUSTRALIA (0.1%)
MULTIMEDIA (0.1%)
News Corporation, Ltd.
  Ordinary Shares                    4,900        28,766
                                             -----------

                                  SHARES        VALUE
--------------------------------------------------------
GERMANY (0.0%)
MANUFACTURING (0.0%)
Hugo Boss AG                           500   $    11,429
                                             -----------
MULTIMEDIA (0.0%)
ProSieben Sat.1 Media AG               400         3,385
                                             -----------
RETAIL (0.0%)
Metro AG                               140         5,899
                                             -----------
                                                  20,713
--------------------------------------------------------
TOTAL PREFERRED STOCK                             49,479
--------------------------------------------------------

WARRANT (0.0%)

CANADA
Inco, Ltd.                             945         5,331
--------------------------------------------------------

INVESTMENT COMPANY (0.0%)

UNITED STATES
Eureka Prime Money Market
  Fund - Trust Class                 1,630         1,630
--------------------------------------------------------
TOTAL INVESTMENTS
  (COST $59,881,616) (A) -- 100.0%            56,283,201
--------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                 (17,343)
--------------------------------------------------------
NET ASSETS -- 100.0%                         $56,265,858
--------------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation           $ 3,756,054
Unrealized depreciation            (7,354,469)
                                  -----------
Net unrealized depreciation       $(3,598,415)
                                  ===========

 * Represents non-income producing securities.

ADR American Depositary Receipt.

CVA Share Certificates.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 34

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2002
(Unaudited)

                               SHARES         VALUE
-------------------------------------------------------
                 COMMON STOCK (99.2%)

AEROSPACE & DEFENSE (1.7%)
Boeing Co.                        29,700   $  1,433,025
General Dynamics Corp.             2,500        234,875
Lockheed Martin Corp.             12,800        737,024
Northrop Grumman Corp.             3,400        384,370
                                           ------------
                                              2,789,294
                                           ------------
AUTOMOTIVE (0.3%)
Dana Corp.                         8,900        191,083
Delphi Corp.                       2,200         35,178
TRW, Inc.                          5,700        293,379
                                           ------------
                                                519,640
                                           ------------
BEVERAGES & TOBACCO (4.7%)
Anheuser-Busch Companies,
  Inc.                            18,200        950,040
Coca-Cola Co.                     59,095      3,088,305
PepsiCo, Inc.                     45,800      2,358,700
Philip Morris Companies,
  Inc.                            15,618        822,600
UST, Inc.                         16,400        638,452
                                           ------------
                                              7,858,097
                                           ------------
CHEMICALS (1.3%)
E. I. du Pont de Nemours
  and Co.                         20,100        947,715
Great Lakes Chemical Corp.         3,100         87,327
International Flavors &
  Fragrances, Inc.                32,300      1,129,531
                                           ------------
                                              2,164,573
                                           ------------
COMPUTERS (11.2%)
Applied Materials, Inc. *          8,646        469,218
Autodesk, Inc.                     4,800        224,112
Cisco Systems, Inc. *            125,924      2,131,893
Dell Computer Corp. *              3,300         86,163
EMC Corp. *                       91,030      1,085,078
Hewlett-Packard Co.               32,600        584,844

                               SHARES         VALUE
-------------------------------------------------------
IBM Corp.                         33,516   $  3,485,664
Intel Corp.                      121,274      3,687,942
Microsoft Corp. *                 91,344      5,508,957
Oracle Corp. *                    56,860        727,808
Seagate Technology, Inc.
  Escrow Shares *                 13,223              0
Sun Microsystems, Inc. *          44,300        390,726
Texas Instruments, Inc.           20,484        678,020
                                           ------------
                                             19,060,425
                                           ------------
CONSTRUCTION (0.1%)
KB HOME                            4,200        182,280
                                           ------------

CONSUMER GOODS & SERVICES (4.0%)
Black & Decker Corp.               9,500        442,130
Cendant Corp. *                   27,500        528,000
Eastman Kodak Co.                  6,700        208,839
Gillette Co.                      34,800      1,183,548
Kimberly-Clark Corp.              16,500      1,066,725
Mattel, Inc.                       8,400        175,056
Proctor & Gamble Co.              24,500      2,207,205
Sherwin-Williams Co.               4,500        128,160
Stanley Works                     10,800        499,500
Whirlpool Corp.                    3,200        241,760
                                           ------------
                                              6,680,923
                                           ------------
CONTAINERS (0.6%)
Ball Corp.                        12,100        571,362
Bemis Company, Inc.                9,300        505,455
                                           ------------
                                              1,076,817
                                           ------------
DIVERSIFIED (4.6%)
General Electric Co.             161,413      6,044,917
Minnesota Mining and
  Manufacturing Co.                8,400        966,084
Tyco International, Ltd.          21,021        679,399
                                           ------------
                                              7,690,400
                                           ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                               SHARES         VALUE
-------------------------------------------------------
ELECTRICAL & ELECTRONIC (1.7%)
American Power Conversion
  Corp. *                         18,100   $    267,518
Analog Devices, Inc. *             2,670        120,257
Emerson Electric Co.                 800         45,912
KLA-Tencor Corp. *                11,600        771,400
Maxim Integrated Products,
  Inc. *                           5,100        284,121
National Semiconductor
  Corp. *                         17,800        599,682
Palm, Inc. *                      28,900        115,311
Progress Energy, Inc. CVO
  *                                9,000              0
Sanmina - SCI Corp. *             13,200        155,100
Solectron Corp. *                  2,000         15,600
Thomas & Betts Corp.              23,100        488,796
                                           ------------
                                              2,863,697
                                           ------------
FINANCE & BANKING (13.9%)
American Express Co.               8,100        331,776
Bank of America Corp.             43,400      2,952,068
Bank One Corp.                    37,800      1,579,284
Bear Stearns Companies,
  Inc.                             9,400        589,850
Citigroup, Inc.                   87,299      4,323,045
Countrywide Credit
  Industries, Inc.                 4,300        192,425
Fannie Mae                        27,087      2,163,710
Fifth Third Bancorp                6,324        426,744
Franklin Resources, Inc.           9,700        406,624
Freddie Mac                        5,260        333,326
Golden West Financial
  Corp.                            5,400        342,900
H&R Block, Inc.                   26,300      1,169,035
Household International,
  Inc.                             3,300        187,440
J.P. Morgan Chase & Co.           31,304      1,115,988
Marshall & Ilsley Corp.            1,400         87,136
Merrill Lynch & Co.                8,300        459,654
Morgan Stanley Dean Witter
  & Co.                           14,875        852,486
Northern Trust Corp.               5,900        354,649
PNC Financial Services
  Group                            1,200         73,788
Regions Financial Corp.            2,600         89,310
State Street Corp.                16,500        913,770

                               SHARES         VALUE
-------------------------------------------------------
SunTrust Banks, Inc.              16,200   $  1,081,026
Union Planters Corp.               2,700        127,953
USA Education, Inc.                3,000        293,400
Wachovia Corp.                    51,500      1,909,620
Washington Mutual, Inc.            9,600        318,048
Wells Fargo & Co.                 17,400        859,560
                                           ------------
                                             23,534,615
                                           ------------
FOOD (1.7%)
Kellogg Co.                       14,318        480,655
Kroger Co. *                      23,200        514,112
McDonald's Corp.                  25,900        718,725
Sara Lee Corp.                    20,100        417,276
Tricon Global Restaurants,
  Inc. *                          10,200        599,556
Wm. Wrigley Jr. Co.                2,400        127,944
                                           ------------
                                              2,858,268
                                           ------------
HEALTH CARE (4.7%)
Amgen, Inc. *                      3,900        232,752
Baxter International, Inc.        10,200        607,104
Boston Scientific Corp. *         12,700        318,643
HCA, Inc.                         16,500        727,320
Johnson & Johnson                 58,384      3,792,041
McKesson Corp.                    16,900        632,567
Medtronic, Inc.                   13,100        592,251
St. Jude Medical, Inc. *           9,800        756,070
Tenet Healthcare Corp. *             600         40,212
UnitedHealth Group, Inc.           2,000        152,840
WellPoint Health Networks,
  Inc. *                           2,200        140,074
                                           ------------
                                              7,991,874
                                           ------------
INSURANCE (4.0%)
Aetna, Inc.                       11,200        434,784
Allstate Corp.                     1,046         39,507
American International
  Group, Inc.                     49,926      3,601,662
Aon Corp.                          6,600        231,000
Cigna Corp.                        5,484        556,023
Conseco, Inc. *                   20,200         73,124

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 36

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                               SHARES         VALUE
-------------------------------------------------------
Loews Corp.                        5,000   $    292,900
MGIC Investment Corp.              2,400        164,232
Progressive Corp.                  5,000        833,100
SAFECO Corp.                       6,700        214,668
XL Capital, Ltd., Class A          2,900        270,715
                                           ------------
                                              6,711,715
                                           ------------
MANUFACTURING (2.4%)
Boise Cascade Corp.                7,600        275,424
Caterpillar, Inc.                  8,200        466,170
Cooper Tire & Rubber Co.          15,400        333,410
Johnson Controls, Inc.             3,900        344,409
Linear Technology Corp.           10,800        477,576
Millipore Corp.                    1,900         84,056
Nucor Corp.                        6,500        417,560
Pall Corp.                        24,600        504,054
Sealed Air Corp. *                10,000        470,800
W.W. Grainger, Inc.               11,200        629,776
                                           ------------
                                              4,003,235
                                           ------------
METALS & MINING (0.6%)
Inco, Ltd. *                       3,100         60,667
Newmont Mining Corporation
  Holding Co.                     26,800        742,092
Phelps Dodge Corp.                 4,100        172,610
                                           ------------
                                                975,369
                                           ------------
MULTIMEDIA (2.4%)
AOL Time Warner, Inc. *           49,382      1,167,885
Comcast Corp. Special
  Class A *                       17,400        553,320
Meredith Corp.                    11,700        497,367
Univision Communications
  Inc., Class A *                    600         25,200
Viacom, Inc., Class B *           20,877      1,009,820
Walt Disney Co.                   36,800        849,344
                                           ------------
                                              4,102,936
                                           ------------
OIL & GAS (7.4%)
Amerada Hess Corp.                 6,500        515,840
Ashland, Inc.                      1,400         63,714
Burlington Resources, Inc.        12,700        509,143

                               SHARES         VALUE
-------------------------------------------------------
ChevronTexaco Corp.               28,715   $  2,592,103
Exxon Mobil Corp.                105,820      4,638,091
Halliburton Co.                   22,300        380,661
Kerr-McGee Corp.                  12,600        791,910
Phillips Petroleum Co.            20,060      1,259,768
Royal Dutch Petroleum
  NY Shares                       23,700      1,287,384
Schlumberger, Ltd.                 7,300        429,386
                                           ------------
                                             12,468,000
                                           ------------
PAPER PRODUCTS (0.6%)
Temple-Inland, Inc.               14,800        839,456
Weyerhaeuser Co.                   1,500         94,290
                                           ------------
                                                933,746
                                           ------------
PHARMACEUTICALS (9.5%)
Abbott Laboratories               40,800      2,146,080
Bristol-Myers Squibb Co.           6,400        259,136
Cardinal Health, Inc.             14,150      1,003,094
Eli Lilly & Co.                   22,872      1,742,846
IMS Health, Inc.                  21,800        489,410
Merck & Company, Inc.             45,800      2,637,164
Pfizer, Inc.                     125,154      4,973,620
Pharmacia Corp.                   44,797      2,019,449
Schering-Plough Corp.              9,694        303,422
Wyeth                              9,900        649,935
                                           ------------
                                             16,224,156
                                           ------------
RETAIL (6.8%)
Albertson's, Inc.                 13,800        457,332
AutoZone, Inc. *                  17,600      1,211,760
Costco Wholesale Corp. *           8,400        334,488
CVS Corp.                          1,900         65,227
Federated Department
  Stores, Inc. *                   5,300        216,505
Gap, Inc.                         13,625        204,920
Home Depot, Inc.                  19,050        926,021
Lowe's Companies, Inc.            15,900        691,491
May Department Stores Co.         13,100        456,535
Nike, Inc., Class B               12,300        738,123

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

                               SHARES         VALUE
-------------------------------------------------------
Nordstrom, Inc.                    2,300   $     56,350
Office Depot, Inc. *              54,900      1,089,765
Sears, Roebuck and Co.             8,900        456,303
Toys 'R' Us, Inc. *                2,600         46,696
Wal-Mart Stores, Inc.             72,768      4,459,950
                                           ------------
                                             11,411,466
                                           ------------
SERVICES (3.8%)
Automatic Data Processing,
  Inc.                            10,400        606,008
Cintas Corp.                       1,300         64,818
Deluxe Corp.                      21,900      1,013,094
Electronic Data Systems
  Corp.                            5,100        295,749
Equifax, Inc.                      5,600        167,440
First Data Corp.                  10,500        916,125
Moody's Corp.                     21,600        887,760
NCR Corp. *                       24,100      1,078,475
Pitney Bowes, Inc.                 2,400        102,720
Quintiles Transnational Corp. *   35,100        623,025
Waste Management, Inc.            23,605        643,236
Xerox Corp.                        7,400         79,550
                                           ------------
                                              6,478,000
                                           ------------
TELECOMMUNICATIONS (7.1%)
ADC
  Telecommunications,
  Inc. *                          21,808         88,759
Andrew Corp. *                    12,600        210,798
AT&T Corp.                       110,280      1,731,396
AT&T Wireless Services,
  Inc. *                         114,969      1,028,973
Comverse Technology,
  Inc. *                          31,300        396,571
Corning, Inc.                     86,900        662,178
Lucent Technologies, Inc.         45,800        216,634
Motorola, Inc.                    71,340      1,013,028
Nortel Networks Corp.             95,949        430,811
Qwest Communications
  International, Inc.              1,600         13,152
SBC Communications, Inc.          60,527      2,266,131
Sprint Corp.                      15,600        238,524

                               SHARES         VALUE
-------------------------------------------------------
Tellabs, Inc. *                   53,200   $    557,004
Verizon Communications,
  Inc.                            56,702      2,588,446
WorldCom Group *                  81,179        547,146
                                           ------------
                                             11,989,551
                                           ------------
TRANSPORTATION & SHIPPING (0.8%)
Burlington Northern Santa
  Fe Corp.                         1,500         45,270
CSX Corp.                          6,100        232,471
FedEx Corp. *                      8,200        476,420
Ryder System, Inc.                13,700        404,698
Union Pacific Corp.                2,300        142,922
                                           ------------
                                              1,301,781
                                           ------------
TRAVEL & ENTERTAINMENT (0.5%)
Carnival Corp.                    19,400        633,410
Delta Air Lines, Inc.              1,600         52,352
Hilton Hotels Corp.               14,600        208,780
                                           ------------
                                                894,542
                                           ------------
UTILITIES (2.8%)
AES Corp. *                      128,400      1,155,600
Duke Energy Corp.                 11,100        419,580
Mirant Corp. *                   102,400      1,479,680
NiSource, Inc. - Sails *           9,098         21,107
PPL Corp.                         10,000        396,100
Sempra Energy                     46,800      1,177,020
                                           ------------
                                              4,649,087
-------------------------------------------------------
TOTAL COMMON STOCK                          167,414,487
-------------------------------------------------------
INVESTMENT COMPANY (0.7%)

Eureka Prime Money Market
  Fund - Trust Class           1,132,560      1,132,560
-------------------------------------------------------
TOTAL INVESTMENTS
  (COST $162,063,701)
  (a) -- 99.9%                              168,547,047
-------------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%                           119,278
-------------------------------------------------------
NET ASSETS -- 100.0%                       $168,666,325
-------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 38

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2002
(Unaudited)

---------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


Unrealized appreciation           $22,088,122
Unrealized depreciation           (15,604,776)
                                  -----------
Net unrealized appreciation       $ 6,483,346
                                  ===========

 * Represents non-income producing securities.

CVO Contingent Value Obligation.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
(Unaudited)

                                                              U.S. TREASURY       PRIME
                                                               OBLIGATIONS     MONEY MARKET
                                                                  FUND             FUND
                                                              -------------    ------------
ASSETS:
  Investments, at amortized cost............................  $104,451,280     $363,741,191
  Repurchase agreements, at cost............................    70,838,000       82,749,000
                                                              ------------     ------------
  Total Investments.........................................   175,289,280      446,490,191
  Cash......................................................           274              518
  Interest and dividends receivable.........................       550,535        4,166,800
  Receivable for investments sold...........................       159,537          454,666
  Deferred organization costs...............................         4,317            4,317
  Prepaid expenses..........................................         6,862           18,029
                                                              ------------     ------------
    Total Assets............................................   176,010,805      451,134,521
                                                              ------------     ------------
LIABILITIES:
  Dividends payable.........................................       169,348          484,858
  Payable for investments purchased.........................            --       19,858,758
  Investment advisory fees payable..........................        30,190          114,551
  Administration fees payable...............................         4,645           11,328
  Distribution fees payable.................................        30,749           76,157
  Other.....................................................        72,489          135,036
                                                              ------------     ------------
    Total Liabilities.......................................       307,421       20,680,688
                                                              ------------     ------------
NET ASSETS..................................................  $175,703,384     $430,453,833
                                                              ============     ============
NET ASSETS CONSIST OF:
  Capital...................................................  $175,736,783     $430,776,085
  Accumulated (distributions in excess of) net investment
    income..................................................           349           (3,095)
  Accumulated net realized losses on investments............       (33,748)        (319,157)
                                                              ------------     ------------
NET ASSETS..................................................  $175,703,384     $430,453,833
                                                              ============     ============
TRUST SHARES:
  Net Assets................................................  $ 32,641,937     $ 81,776,642
  Shares Outstanding........................................    32,653,365       81,853,830
                                                              ------------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============
CLASS A SHARES:
  Net Assets................................................  $143,051,203     $348,666,943
  Shares Outstanding........................................   143,073,539      348,912,533
                                                              ------------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============
CLASS B SHARES:
  Net Assets................................................  $     10,244     $     10,248
  Shares Outstanding........................................        10,244           10,253
                                                              ------------     ------------
  Net Asset Value (offering and redemption price (a) per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============

---------------

(a) Redemption price per share varies by length of time the shares are held.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 40

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
(Unaudited)

                                                            INVESTMENT
                                                              GRADE
                                                            BOND FUND        GLOBAL FUND      EQUITY FUND
                                                           ------------    ---------------    ------------

ASSETS:
  Investments, at value (cost $135,784,986; $59,881,616;
    and $162,063,701, respectively)......................  $135,786,999      $56,283,201      $168,547,047
  Foreign currency, at value (cost $0; $16,198; and $0,
    respectively)........................................            --           16,167                --
  Cash...................................................       300,315               --            93,511
  Interest and dividends receivable......................     1,537,762          117,287           180,406
  Reclaims receivable....................................            --           35,891                --
  Deferred organization costs............................         4,317            4,317             4,317
  Prepaid expenses.......................................         4,857            4,704             6,845
                                                           ------------      -----------      ------------
    Total Assets.........................................   137,634,250       56,461,567       168,832,126
                                                           ------------      -----------      ------------
LIABILITIES:
  Payable to custodian for cash overdraft................            --          119,625                --
  Dividends payable......................................       592,227               --                --
  Investment advisory fees payable.......................        69,926           43,248           108,559
  Administration fees payable............................         3,623            1,480             4,438
  Distribution fees payable..............................           218              155               179
  Other..................................................        50,532           31,201            52,625
                                                           ------------      -----------      ------------
    Total Liabilities....................................       716,526          195,709           165,801
                                                           ------------      -----------      ------------
NET ASSETS...............................................  $136,917,724      $56,265,858      $168,666,325
                                                           ============      ===========      ============
NET ASSETS CONSIST OF:
  Capital................................................  $137,837,463      $61,393,478      $169,710,003
  Accumulated undistributed (distributions in excess of)
    net investment income................................         3,018          (97,598)          (34,111)
  Accumulated (distributions in excess of) net realized
    gains on investments and foreign currency
    transactions.........................................      (924,770)      (1,430,966)       (7,492,913)
  Net unrealized appreciation/(depreciation) of
    investments and foreign currency transactions........         2,013       (3,599,056)        6,483,346
                                                           ------------      -----------      ------------
NET ASSETS...............................................  $136,917,724      $56,265,858      $168,666,325
                                                           ============      ===========      ============
TRUST SHARES:
  Net Assets.............................................  $135,947,653      $55,560,942      $167,892,218
  Shares Outstanding.....................................    13,868,989        5,521,415        25,379,485
                                                           ------------      -----------      ------------
  Net Asset Value (offering and redemption price per
    share)...............................................  $       9.80      $     10.06      $       6.62
                                                           ============      ===========      ============
CLASS A SHARES:
  Net Assets.............................................  $    957,647      $   698,964      $    753,884
  Shares Outstanding.....................................        97,499           69,450           114,864
                                                           ------------      -----------      ------------
  Net Asset Value (redemption price per share)...........  $       9.82      $     10.06      $       6.56
                                                           ============      ===========      ============
  Maximum Sales Charge...................................          3.50%            5.00%             5.00%
                                                           ============      ===========      ============
  Maximum Offering Price per Share (100%/(100% - Maximum
    Sales Charge) of Net Asset Value adjusted to the
    nearest cent)........................................  $      10.18      $     10.59      $       6.91
                                                           ============      ===========      ============
CLASS B SHARES:
  Net Assets.............................................  $     12,424      $     5,952      $     20,223
  Shares Outstanding.....................................         1,264              594             3,104
                                                           ------------      -----------      ------------
  Net Asset Value (offering and redemption price (a) per
    share)...............................................  $       9.83      $     10.02      $       6.52
                                                           ============      ===========      ============

---------------

(a) Redemption price per share varies by length of time the shares are held.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002
(Unaudited)

                                                              U.S. TREASURY       PRIME
                                                               OBLIGATIONS     MONEY MARKET
                                                                  FUND             FUND
                                                              -------------    ------------
INVESTMENT INCOME:
  Interest..................................................   $1,961,686      $ 5,558,736
  Dividends.................................................       85,870          130,729
                                                               ----------      -----------
    Total Investment Income.................................    2,047,556        5,689,465
                                                               ----------      -----------
EXPENSES:
  Investment advisory fees..................................      179,201          676,113
  Administration fees.......................................      172,501          433,929
  Distribution fees -- Class A..............................      179,326          451,080
  Distribution fees -- Class B..............................           51               51
  Shareholder service fees -- Class A.......................      179,326          451,080
  Other.....................................................      156,527          315,559
                                                               ----------      -----------
    Total expenses before waivers...........................      866,932        2,327,812
    Less expenses waived by the Distributor.................     (179,326)        (451,080)
                                                               ----------      -----------
    Net Expenses............................................      687,606        1,876,732
                                                               ----------      -----------
NET INVESTMENT INCOME.......................................    1,359,950        3,812,733
                                                               ----------      -----------
REALIZED GAINS/(LOSSES) ON INVESTMENTS:
  Net realized gains/(losses) on investment transactions....        3,114         (246,811)
                                                               ----------      -----------
NET REALIZED GAINS/(LOSSES) ON INVESTMENTS..................        3,114         (246,811)
                                                               ----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $1,363,064      $ 3,565,922
                                                               ==========      ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 42

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002
(Unaudited)

                                                              INVESTMENT
                                                                 GRADE
                                                               BOND FUND     GLOBAL FUND    EQUITY FUND
                                                              -----------    -----------    -----------
INVESTMENT INCOME:
  Interest..................................................  $ 4,134,580    $   53,547     $        13
  Dividends (net of foreign withholding tax of $0; $19,195;
    and $0, respectively)...................................       28,071       368,866       1,129,426
                                                              -----------    ----------     -----------
    Total Investment Income.................................    4,162,651       422,413       1,129,439
                                                              -----------    ----------     -----------
EXPENSES:
  Investment advisory fees..................................      415,999       269,212         631,681
  Administration fees.......................................      133,501        57,605         162,161
  Distribution fees -- Class A..............................        1,307         1,013           1,041
  Distribution fees -- Class B..............................           63            19              99
  Shareholder service fees -- Class A.......................        1,307         1,013           1,041
  Fund accounting fees......................................       25,705        56,153          21,076
  Custodian fees............................................       12,263        42,414          16,679
  Transfer agent fees.......................................       35,168        32,449          36,364
  Other.....................................................       65,591        48,071          80,499
                                                              -----------    ----------     -----------
    Total expenses before waivers...........................      690,904       507,949         950,641
    Less expenses waived by the Distributor.................       (1,307)       (1,013)         (1,041)
                                                              -----------    ----------     -----------
    Net Expenses............................................      689,597       506,936         949,600
                                                              -----------    ----------     -----------
NET INVESTMENT INCOME/(LOSS)................................    3,473,054       (84,523)        179,839
                                                              -----------    ----------     -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized losses on investments and foreign currency
    transactions............................................     (649,793)     (537,044)     (4,924,538)
  Net change in unrealized appreciation/depreciation of
    investments and foreign currency transactions...........   (4,486,039)    5,202,704      20,504,071
                                                              -----------    ----------     -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (5,135,832)    4,665,660      15,579,533
                                                              -----------    ----------     -----------
                                                              $(1,662,778)   $4,581,137     $15,759,372
                                                              ===========    ==========     ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                              U.S. TREASURY OBLIGATIONS FUND        PRIME MONEY MARKET FUND
                                              -------------------------------    -----------------------------
                                                 FOR THE                           FOR THE
                                               SIX MONTHS         FOR THE         SIX MONTHS        FOR THE
                                                  ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                                MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,
                                                  2002              2001             2002            2001
                                              -------------    --------------    ------------    -------------
                                               (UNAUDITED)                       (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)............    $  1,359,950      $  7,560,354     $  3,812,733    $ 16,112,284
  Net realized gains/(losses) on
    investments and foreign currency
    transactions..........................           3,114           (24,809)        (246,811)        (12,616)
  Change in unrealized
    appreciation/depreciation of
    investments...........................              --                --               --              --
                                              ------------      ------------     ------------    ------------
  Change in net assets from operations....       1,363,064         7,535,545        3,565,922      16,099,668

DIVIDENDS TO TRUST SHAREHOLDERS:
  From net investment income..............        (304,814)       (1,396,533)        (851,664)     (3,524,874)
  From net realized gains on
    investments...........................              --                --               --              --

DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income..............      (1,055,117)       (6,163,620)      (2,964,636)    (12,587,207)
  From net realized gains on
    investments...........................              --                --               --              --

DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income..............             (37)             (201)             (46)           (203)
  From net realized gains on
    investments...........................              --                --               --              --
                                              ------------      ------------     ------------    ------------
  Total dividends to shareholders.........      (1,359,968)       (7,560,354)      (3,816,346)    (16,112,284)

CAPITAL TRANSACTIONS:
  Change in net assets from share
    transactions..........................      16,769,281        18,119,836       25,582,276      50,572,335
                                              ------------      ------------     ------------    ------------
  Change in net assets....................      16,772,377        18,095,027       25,331,852      50,559,719

NET ASSETS:
  Beginning of period.....................     158,931,007       140,835,980      405,121,981     354,562,262
                                              ------------      ------------     ------------    ------------
  End of period...........................    $175,703,384      $158,931,007     $430,453,833    $405,121,981
                                              ============      ============     ============    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 44

     INVESTMENT GRADE BOND FUND            GLOBAL FUND                    EQUITY FUND
    ----------------------------   ----------------------------   ----------------------------
      FOR THE                        FOR THE                        FOR THE
     SIX MONTHS       FOR THE       SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
       ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
     MARCH 31,     SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,
        2002           2001            2002           2001            2002           2001
    ------------   -------------   ------------   -------------   ------------   -------------
    (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
    $  3,473,054   $  7,515,122    $    (84,523)  $  1,136,019    $    179,839   $    336,875
        (649,793)     1,995,674        (537,044)      (924,836)     (4,924,538)     3,779,674
      (4,486,039)     7,148,784       5,202,704    (18,575,950)     20,504,071    (58,610,317)
    ------------   ------------    ------------   ------------    ------------   ------------
      (1,662,778)    16,659,580       4,581,137    (18,364,767)     15,759,372    (54,493,768)

      (3,445,493)    (7,438,412)       (826,163)    (1,247,725)       (218,120)      (356,350)
              --             --        (112,945)    (3,376,734)     (3,195,718)   (46,099,214)

         (24,852)       (76,384)         (8,563)       (20,723)           (659)        (1,275)
              --             --          (1,687)       (75,701)        (15,780)      (445,459)

            (251)          (335)            (76)            --              --             (2)
              --             --             (12)            --            (369)            --
    ------------   ------------    ------------   ------------    ------------   ------------
      (3,470,596)    (7,515,131)       (949,446)    (4,720,883)     (3,430,646)   (46,902,300)

      13,554,168    (10,070,059)    (24,223,245)    18,072,926       5,624,315     41,793,659
    ------------   ------------    ------------   ------------    ------------   ------------
       8,420,794       (925,610)    (20,591,554)    (5,012,724)     17,953,041    (59,602,409)

     128,496,930    129,422,540      76,857,412     81,870,136     150,713,284    210,315,693
    ------------   ------------    ------------   ------------    ------------   ------------
    $136,917,724   $128,496,930    $ 56,265,858   $ 76,857,412    $168,666,325   $150,713,284
    ============   ============    ============   ============    ============   ============

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)

NOTE 1 -- ORGANIZATION

Eureka Funds (the "Trust") was organized as a Massachusetts business trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust offers five managed investment portfolios for sale to the public. The accompanying financial statements and financial highlights are those of Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund"), Eureka Prime Money Market Fund (the "Prime Fund"), Eureka Investment Grade Bond Fund (the "Bond Fund"), Eureka Global Fund (the "Global Fund," formerly known as Eureka Global Asset Allocation Fund) and Eureka Equity Fund (the "Equity Fund") (each a "Fund", and collectively, the "Funds"). Each Fund offers three classes of shares: Trust Shares, Class A Shares and Class B Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United Sates of America (U.S.). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION: Securities of the U.S. Treasury and Prime Funds (the "Money Market Funds") are valued utilizing the amortized cost method, which approximates fair market value. Under the amortized cost method, discount or premium is amortized on a constant basis (straight-line) to the maturity of the security.

Prices for all portfolio securities held by the Funds shall be obtained from the primary pricing agent designated by the Fund Accountant and approved by the Board of Trustees of the Funds. Portfolio securities for which the principal market is a securities exchange will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at their latest bid quotations. If no such bid and asked prices are available, then the securities will be valued using good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds.

Bonds and other fixed-income securities (other than short-term obligations, but including listed securities) will be valued at the mean between their latest bid and asked quotations in such principal market. If no such bid and asked prices are available, then the securities will be valued in good faith at their fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds. Short-term debt investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Investments in securities of other mutual funds are valued at the net asset value. Securities for which market quotations are not readily available are valued at fair value determined in good faith under the general supervision of the Board of Trustees of the Eureka Funds.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S.

(Unaudited)

dollars. Investment securities and other assets and liabilities of the Prime Fund, Bond Fund, Global Fund and Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from change in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities dominated in a particular currency. The Global Fund may be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DIVIDENDS TO SHAREHOLDERS: Dividends from the Money Market Funds' and the Bond Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the Global Fund's net investment income, if any, are declared and paid annually. Dividends from the Equity Fund's net investment income, if any, are declared and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

NOTE 3 -- RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Eureka Investment Advisors, Inc. (the "Advisor"), a wholly-owned subsidiary of United California Bank. Under the terms of the Advisory Agreement, the Advisor is entitled to receive a fee

(Unaudited)

that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

                FUND                   ANNUAL RATE
                ----                   -----------
U.S. Treasury Fund...................     0.20%
Prime Fund...........................     0.30%
Bond Fund............................     0.60%
Global Fund..........................     0.90%
Equity Fund..........................     0.75%

BISYS Fund Services Limited Partnership (BISYS), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to a $75,000 per Fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion.

BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with the Trust with respect to Class A Shares and Class B Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund, and an annual rate equal to 1.00% of the average daily net assets of Class B Shares of each Fund. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund.

BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds for which it receives fees, which are accrued daily and paid monthly.

(Unaudited)

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

The Funds are authorized to issue an unlimited number of beneficial interest with no par value. The following is a summary of transactions in Fund shares for the six months ended March 31, 2002 and the year ended September 30, 2001, respectively:

                    FOR THE SIX MONTHS ENDED MARCH 31, 2002

                                                                   U.S. TREASURY                     PRIME MONEY
                                                                  OBLIGATIONS FUND                   MARKET FUND
                                                            ----------------------------   --------------------------------
                                                               SHARES         AMOUNT           SHARES           AMOUNT
                                                            ------------   -------------   --------------   ---------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued...........................................    54,445,747   $  54,445,747      330,247,488   $   330,247,488
  Dividends reinvested....................................         3,381           3,381          274,923           274,923
  Shares redeemed.........................................   (46,450,024)    (46,450,024)    (350,819,354)     (350,819,354)
                                                            ------------   -------------   --------------   ---------------
    Change................................................     7,999,104   $   7,999,104      (20,296,943)  $   (20,296,943)
                                                            ------------   -------------   --------------   ---------------
CLASS A SHARES:
  Shares issued...........................................   269,130,794   $ 269,130,794      460,866,329   $   460,866,329
  Dividends reinvested....................................         3,207           3,207          152,627           152,620
  Shares redeemed.........................................  (260,363,873)   (260,363,873)    (415,139,788)     (415,139,788)
                                                            ------------   -------------   --------------   ---------------
    Change................................................     8,770,128   $   8,770,128       45,879,168   $    45,879,161
                                                            ------------   -------------   --------------   ---------------
CLASS B SHARES:
  Shares issued...........................................            12   $          12               12   $            12
  Dividends reinvested....................................            37              37               46                46
                                                            ------------   -------------   --------------   ---------------
    Change................................................            49   $          49               58   $            58
                                                            ------------   -------------   --------------   ---------------
  Change in net assets from share transactions............    16,769,281   $  16,769,281       25,582,283   $    25,582,276
                                                            ============   =============   ==============   ===============

                     FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                                   U.S. TREASURY                     PRIME MONEY
                                                                  OBLIGATIONS FUND                   MARKET FUND
                                                            ----------------------------   --------------------------------
                                                               SHARES         AMOUNT           SHARES           AMOUNT
                                                            ------------   -------------   --------------   ---------------
TRUST SHARES:
  Shares issued...........................................   130,738,196   $ 130,738,196      313,985,842   $   313,985,842
  Dividends reinvested....................................        16,609          16,609        1,175,442         1,175,442
  Shares redeemed.........................................  (124,056,461)   (124,056,461)    (287,389,814)     (287,389,814)
                                                            ------------   -------------   --------------   ---------------
    Change................................................     6,698,344   $   6,698,344       27,771,470   $    27,771,470
                                                            ------------   -------------   --------------   ---------------
CLASS A SHARES:
  Shares issued...........................................   501,570,399   $ 501,570,399    1,218,676,918   $ 1,218,676,918
  Dividends reinvested....................................        30,735          30,737        1,010,173         1,010,173
  Shares redeemed.........................................  (490,189,839)   (490,189,839)  (1,196,896,421)   (1,196,896,421)
                                                            ------------   -------------   --------------   ---------------
    Change................................................    11,411,295   $  11,411,297       22,790,670   $    22,790,670
                                                            ------------   -------------   --------------   ---------------
CLASS B SHARES:
  Shares issued...........................................        10,010   $      10,010           10,010   $        10,010
  Dividends reinvested....................................           185             185              185               185
                                                            ------------   -------------   --------------   ---------------
    Change................................................        10,195   $      10,195           10,195   $        10,195
                                                            ------------   -------------   --------------   ---------------
  Change in net assets from share transactions............    18,119,834   $  18,119,836       50,572,335   $    50,572,335
                                                            ============   =============   ==============   ===============

(Unaudited)

                    FOR THE SIX MONTHS ENDED MARCH 31, 2002

                                                   INVESTMENT GRADE
                                                       BOND FUND                  GLOBAL FUND                 EQUITY FUND
                                               -------------------------   -------------------------   -------------------------
                                                 SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                                               ----------   ------------   ----------   ------------   ----------   ------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued..............................   3,176,298   $ 32,174,038      183,924   $  1,821,362    2,843,605   $ 18,988,470
  Dividends reinvested.......................     182,410      1,838,651       63,075        631,103      517,761      3,325,677
  Shares redeemed............................  (2,027,649)   (20,314,199)  (2,657,777)   (26,371,902)  (2,532,029)   (16,512,196)
                                               ----------   ------------   ----------   ------------   ----------   ------------
    Change...................................   1,331,059   $ 13,698,490   (2,410,778)  $(23,919,437)     829,337   $  5,801,951
                                               ----------   ------------   ----------   ------------   ----------   ------------
CLASS A SHARES:
  Shares issued..............................      19,775   $    199,234          847   $      8,440        4,540   $     29,583
  Dividends reinvested.......................       2,289         23,125        1,004         10,040        2,565         16,349
  Shares redeemed............................     (36,458)      (366,921)     (33,201)      (327,387)     (34,774)      (223,937)
                                               ----------   ------------   ----------   ------------   ----------   ------------
    Change...................................     (14,394)  $   (144,562)     (31,350)  $   (308,907)     (27,669)  $   (178,005)
                                               ----------   ------------   ----------   ------------   ----------   ------------
CLASS B SHARES:
  Shares issued..............................          --   $         --          497   $      5,011           --   $         --
  Dividends reinvested.......................          24            240            9             88           58            369
                                               ----------   ------------   ----------   ------------   ----------   ------------
    Change...................................          24   $        240          506   $      5,099           58   $        369
                                               ----------   ------------   ----------   ------------   ----------   ------------
  Change in net assets from share
    transactions.............................   1,316,689   $ 13,554,168   (2,441,622)  $(24,223,245)     801,726   $  5,624,315
                                               ==========   ============   ==========   ============   ==========   ============

                     FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                   INVESTMENT GRADE
                                                       BOND FUND                  GLOBAL FUND                 EQUITY FUND
                                               -------------------------   -------------------------   -------------------------
                                                 SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                                               ----------   ------------   ----------   ------------   ----------   ------------
TRUST SHARES:
  Shares issued..............................   6,264,707   $ 60,890,510    3,223,201   $ 36,928,959    9,318,671   $ 67,722,159
  Dividends reinvested.......................     416,554      4,081,616      364,864      4,172,435    5,629,660     44,466,772
  Shares redeemed............................  (7,539,381)   (74,276,093   (2,170,874)   (22,294,317)  (8,464,987)   (70,217,341)
                                               ----------   ------------   ----------   ------------   ----------   ------------
    Change...................................    (858,120)  $ (9,303,967)   1,417,191   $ 18,807,077    6,483,344   $ 41,971,590
                                               ----------   ------------   ----------   ------------   ----------   ------------
CLASS A SHARES:
  Shares issued..............................       9,494   $     93,751       11,801   $    137,642       18,292   $    154,564
  Dividends reinvested.......................       7,960         78,022        8,454         96,368       56,889        446,592
  Shares redeemed............................     (96,588)      (950,166)     (88,984)      (969,176)    (101,340)      (800,100)
                                               ----------   ------------   ----------   ------------   ----------   ------------
    Change...................................     (79,134)  $   (778,393)     (68,729)  $   (735,166)     (26,159)  $   (198,944)
                                               ----------   ------------   ----------   ------------   ----------   ------------
CLASS B SHARES:
  Shares issued..............................       1,211   $     12,010           88   $      1,015        3,045   $     21,011
  Dividends reinvested.......................          29            291           --             --           --              2
                                               ----------   ------------   ----------   ------------   ----------   ------------
    Change...................................       1,240   $     12,301           88   $      1,015        3,045   $     21,013
                                               ----------   ------------   ----------   ------------   ----------   ------------
  Change in net assets from share
    transactions.............................    (936,014)  $(10,070,059)   1,348,550   $ 18,072,926    6,460,230   $ 41,793,659
                                               ==========   ============   ==========   ============   ==========   ============

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended March 31, 2002 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   ------------
Bond Fund...................................................  $80,990,654   $110,273,031
Global Fund.................................................  $46,961,192   $ 16,204,786
Equity Fund.................................................  $45,693,249   $ 47,297,713

 50

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS
TRUST SHARES

                                                             INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                        AND           TOTAL
                                       VALUE,          NET          UNREALIZED        FROM         NET         NET
                                      BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
    2002*...........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2001.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 2000.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 1999.....   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Period Ended September 30,
    1998**..........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
PRIME MONEY MARKET FUND
  Six Months Ended March 31,
    2002*...........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2001.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 2000.....   $ 1.00          0.06              --           0.06        (0.06)         --       (0.06)
  Year Ended September 30, 1999.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Period Ended September 30,
    1998**..........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
    2002*...........................   $10.16          0.25           (0.36)         (0.11)       (0.25)         --       (0.25)
  Year Ended September 30, 2001.....   $ 9.53          0.54            0.63           1.17        (0.54)         --       (0.54)
  Year Ended September 30, 2000        $ 9.49          0.55            0.04           0.59        (0.55)         --       (0.55)
  Year Ended September 30, 1999.....   $10.40          0.53           (0.67)         (0.14)       (0.53)      (0.24)      (0.77)
  Period Ended September 30,
    1998**..........................   $10.00          0.50            0.40           0.90        (0.50)         --       (0.50)
GLOBAL FUND
  Six Months Ended March 31,
    2002*...........................   $ 9.57         (0.01)(e)        0.67           0.66        (0.15)      (0.02)      (0.17)
  Year Ended September 30, 2001.....   $12.25          0.13           (2.17)         (2.04)       (0.17)      (0.47)      (0.64)
  Year Ended September 30, 2000.....   $11.97          0.20            0.69           0.89        (0.20)      (0.41)      (0.61)
  Year Ended September 30, 1999.....   $10.51          0.17            1.51           1.68        (0.15)      (0.07)      (0.22)
  Period Ended September 30,
    1998**..........................   $10.00          0.15            0.38           0.53        (0.02)         --       (0.02)
EQUITY FUND
  Six Months Ended March 31,
    2002*...........................   $ 6.10          0.01            0.64           0.65        (0.01)      (0.12)      (0.13)
  Year Ended September 30, 2001.....   $11.53          0.02           (2.58)         (2.56)       (0.02)      (2.85)      (2.87)
  Year Ended September 30, 2000.....   $12.03          0.02            1.20           1.22        (0.02)      (1.70)      (1.72)
  Year Ended September 30, 1999.....   $10.96          0.04            2.56           2.60        (0.04)      (1.49)      (1.53)
  Period Ended September 30,
    1998**..........................   $10.00          0.05            0.96           1.01        (0.05)         --       (0.05)

---------------
 *  Unaudited

 ** From commencement of operations on November 1, 1997.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c) Not annualized.

(d) Annualized.

(e) Per share net investment loss has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 52

                                                                         RATIOS/SUPPLEMENTARY DATA
                                                    --------------------------------------------------------------------
   CHANGE IN                                          NET ASSETS,                     NET                      PORTFOLIO
   NET ASSET      NET ASSET VALUE,      TOTAL        END OF PERIOD       NET       INVESTMENT                  TURNOVER
VALUE PER SHARE    END OF PERIOD        RETURN          (000'S)        EXPENSES      INCOME     EXPENSES (a)   RATE (b)
------------------------------------------------------------------------------------------------------------------------
        --             $ 1.00             0.87%(c)      $ 32,642         0.57%(d)    1.72%(d)       0.57%(d)      N/A
        --             $ 1.00             4.77%         $ 24,642         0.51%       4.59%          0.54%         N/A
        --             $ 1.00             5.53%         $ 17,948         0.45%       5.15%          0.55%         N/A
        --             $ 1.00             4.52%         $104,553         0.46%       4.42%          0.56%         N/A
        --             $ 1.00             4.70%(c)      $101,300         0.47%(d)    5.08%(d)       0.61%(d)      N/A



        --             $ 1.00             0.95%(c)      $ 81,777         0.63%(d)    1.89%(d)       0.63%(d)      N/A
        --             $ 1.00             4.83%         $102,119         0.57%       4.75%          0.62%         N/A
        --             $ 1.00             5.82%         $ 74,350         0.46%       5.56%          0.63%         N/A
        --             $ 1.00             4.74%         $221,565         0.51%       4.64%          0.67%         N/A
        --             $ 1.00             4.84%(c)      $144,806         0.49%(d)    5.17%(d)       0.69%(d)      N/A



     (0.36)            $ 9.80            (1.11)%(c)     $135,948         0.99%(d)    5.01%(d)       0.99%(d)       33%
      0.63             $10.16            12.62%         $127,346         0.91%       5.53%          0.95%          61%
      0.04             $ 9.53             6.48%         $127,599         0.84%       5.86%          0.94%          58%
     (0.91)            $ 9.49            (1.36)%        $152,106         0.87%       5.43%          0.97%          52%
      0.40             $10.40             9.31%(c)      $145,194         0.90%(d)    5.46%(d)       1.00%(d)       54%



      0.49             $10.06             6.88%(c)      $ 55,561         1.69%(d)   (0.28)%(d)      1.69%(d)       58%
     (2.68)            $ 9.57           (17.44)%        $ 75,895         1.42%       1.30%          1.46%          72%
      0.28             $12.25             7.43%         $ 79,801         1.24%       1.60%          1.34%          28%
      1.46             $11.97            16.09%         $ 83,111         1.30%       1.51%          1.40%          29%
      0.51             $10.51             5.34%(c)      $ 66,793         1.44%(d)    1.53%(d)       1.54%(d)       35%



      0.52             $ 6.62            10.72%(c)      $167,892         1.13%(d)    0.21%(d)       1.13%(d)       57%
     (5.43)            $ 6.10           (27.86)%        $149,831         1.05%       0.20%          1.08%         116%
     (0.50)            $11.53            10.26%         $208,379         0.96%       0.20%          1.06%          84%
      1.07             $12.03            24.72%         $188,259         0.99%       0.32%          1.09%          46%
      0.96             $10.96            10.08%(c)      $170,652         1.03%(d)    0.47%(d)       1.13%(d)       57%

FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                             INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                        AND           TOTAL
                                       VALUE,          NET          UNREALIZED        FROM         NET         NET
                                      BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DIVIDENDS
                                      --------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31, 2002*...  $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2001......  $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Year Ended September 30, 2000......  $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 1999......  $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Period Ended September 30,
    1998**...........................  $ 1.00          0.03              --           0.03        (0.03)         --       (0.03)
PRIME MONEY MARKET FUND
  Six Months Ended March 31, 2002*...  $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2001......  $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Year Ended September 30, 2000......  $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 1999......  $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Period Ended September 30,
    1998**...........................  $ 1.00          0.03              --           0.03        (0.03)         --       (0.03)
INVESTMENT GRADE BOND FUND
  Six Months Ended March 31, 2002*...  $10.18          0.24           (0.36)         (0.12)       (0.24)         --       (0.24)
  Year Ended September 30, 2001......  $ 9.55          0.52            0.63           1.15        (0.52)         --       (0.52)
  Year Ended September 30, 2000......  $ 9.51          0.53            0.04           0.57        (0.53)         --       (0.53)
  Year Ended September 30, 1999......  $10.42          0.51           (0.67)         (0.16)       (0.51)      (0.24)      (0.75)
  Period Ended September 30,
    1998**...........................  $10.10          0.36            0.32           0.68        (0.36)         --       (0.36)
GLOBAL FUND
  Six Months Ended March 31, 2002*...  $ 9.54         (0.03)(f)        0.68           0.65        (0.11)      (0.02)      (0.13)
  Year Ended September 30, 2001......  $12.21          0.12           (2.19)         (2.07)       (0.13)      (0.47)      (0.60)
  Year Ended September 30, 2000......  $11.93          0.17            0.69           0.86        (0.17)      (0.41)      (0.58)
  Year Ended September 30, 1999......  $10.49          0.14            1.51           1.65        (0.14)      (0.07)      (0.21)
  Period Ended September 30,
    1998**...........................  $10.31          0.05            0.13           0.18           --          --          --
EQUITY FUND
  Six Months Ended March 31, 2002*...  $ 6.06            --(g)         0.63           0.63        (0.01)      (0.12)      (0.13)
  Year Ended September 30, 2001......  $11.48         (0.01)          (2.55)         (2.56)       (0.01)      (2.85)      (2.86)
  Year Ended September 30, 2000......  $11.99         (0.01)           1.21           1.20        (0.01)      (1.70)      (1.71)
  Year Ended September 30, 1999......  $10.94          0.01            2.55           2.56        (0.02)      (1.49)      (1.51)
  Period Ended September 30,
    1998**...........................  $10.87          0.02            0.07           0.09        (0.02)         --       (0.02)

---------------

 *  Unaudited

 ** From commencement of operations on February 3, 1998.

(a) Total return excludes sales charge.

(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) Not annualized.

(e) Annualized.

(f) Per share net investment loss has been calculated using the daily average shares method.

(g) Amount less than $0.005.
SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                                  --------------------------------------------------------
   CHANGE IN                                       NET ASSETS,                  NET                          PORTFOLIO
NET ASSET VALUE   NET ASSET VALUE,     TOTAL      END OF PERIOD     NET      INVESTMENT                      TURNOVER
   PER SHARE       END OF PERIOD     RETURN (a)      (000'S)      EXPENSES     INCOME     EXPENSES (b)       RATE (c)
--------------------------------------------------------------------------------------------------------------------------
        --             $ 1.00            0.74%(d)   $143,051        0.82%(e)    1.47%(e)      1.07%(e)          N/A
        --             $ 1.00            4.51%      $134,279        0.76%       4.43%         1.05%             N/A
        --             $ 1.00            5.26%      $122,888        0.70%       5.24%         1.05%             N/A
        --             $ 1.00            4.26%      $  3,906        0.70%       4.25%         1.06%             N/A
        --             $ 1.00            3.02%(d)   $    720        0.72%(e)    4.76%(e)      1.10%(e)          N/A



        --             $ 1.00            0.83%(d)   $348,667        0.88%(e)    1.64%(e)      1.13%(e)          N/A
        --             $ 1.00            4.57%      $302,993        0.82%       4.42%         1.12%             N/A
        --             $ 1.00            5.56%      $280,212        0.71%       5.54%         1.13%             N/A
        --             $ 1.00            4.48%      $ 29,246        0.76%       4.42%         1.17%             N/A
        --             $ 1.00            2.93%(d)   $  8,514        0.75%(e)    4.88%(e)      1.20%(e)          N/A



     (0.36)            $ 9.82           (1.23)%(d)   $    958       1.24%(e)    4.76%(e)      1.49%(e)           33%
      0.63             $10.18           12.32%      $  1,139        1.16%       5.30%         1.45%              61%
      0.04             $ 9.55            6.20%      $  1,824        1.09%       5.61%         1.44%              58%
     (0.91)            $ 9.51           (1.58)%     $  3,670        1.10%       5.18%         1.45%              52%
      0.32             $10.42            6.89%(d)   $  1,272        1.14%(e)    4.99%(e)      1.49%(e)           54%



      0.52             $10.06            6.91%(d)   $    699        1.94%(e)   (0.53)%(e)     2.19%(e)           58%
     (2.67)            $ 9.54          (17.70)%     $    962        1.67%       1.05%         1.96%              72%
      0.28             $12.21            7.18%      $  2,069        1.49%       1.35%         1.84%              28%
      1.44             $11.93           15.81%      $  3,810        1.53%       1.33%         1.88%              29%
      0.18             $10.49            1.75%(d)   $  1,775        1.73%(e)    1.27%(e)      2.08%(e)           35%



      0.50             $ 6.56           10.40%(d)   $    754        1.38%(e)   (0.04)%(e)     1.63%(e)           57%
     (5.42)            $ 6.06          (27.98)%     $    864        1.30%      (0.06)%        1.59%             116%
     (0.51)            $11.48           10.04%      $  1,937        1.21%      (0.05)%        1.56%              84%
      1.05             $11.99           24.34%      $  2,604        1.23%       0.08%         1.58%              46%
      0.07             $10.94            0.83%(d)   $  1,287        1.28%(e)    0.13%(e)      1.63%(e)           57%

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                             INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                        AND           TOTAL
                                       VALUE,          NET          UNREALIZED        FROM         NET         NET
                                      BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DIVIDENDS
                                      --------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31, 2002*...  $ 1.00            --(c)           --             --(c)        --(c)       --          --(c)
  Period Ended September 30,
    2001**...........................  $ 1.00          0.02              --           0.02        (0.02)         --       (0.02)
PRIME MONEY MARKET FUND
  Six Months Ended March 31, 2002*...  $ 1.00            --(c)           --             --(c)        --(c)       --          --(c)
  Period Ended September 30,
    2001**...........................  $ 1.00          0.02              --           0.02        (0.02)         --       (0.02)
INVESTMENT GRADE BOND
  Six Months Ended March 31, 2002*...  $10.18          0.20           (0.35)         (0.15)       (0.20)         --       (0.20)
  Period Ended September 30,
    2001***..........................  $ 9.90          0.29            0.28           0.57        (0.29)         --       (0.29)
GLOBAL FUND
  Six Months Ended March 31, 2002*...  $ 9.54         (0.07)(f)        0.70           0.63        (0.13)      (0.02)      (0.15)
  Period Ended September 30,
    2001***..........................  $11.35            --           (1.81)         (1.81)          --          --          --
EQUITY FUND
  Six Months Ended March 31, 2002*...  $ 6.04         (0.02)           0.62           0.60           --       (0.12)      (0.12)
  Period Ended September 30,
    2001***..........................  $ 7.93         (0.03)          (1.86)         (1.89)          --(c)       --          --(c)

---------------

  *  Unaudited

 **  From commencement of operations on February 1, 2001.

***  From commencement of operations on February 2, 2001.

 (a) Total return excludes redemption charges.

 (b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 (c) Amount less than $0.005.

 (d) Not annualized.

 (e) Annualized.

 (f) Per share net investment loss has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                  ---------------------------------
   CHANGE IN                                       NET ASSETS,                  NET       PORTFOLIO
NET ASSET VALUE   NET ASSET VALUE,     TOTAL      END OF PERIOD     NET      INVESTMENT   TURNOVER
   PER SHARE       END OF PERIOD     RETURN (a)      (000'S)      EXPENSES     INCOME     RATE (b)
---------------------------------------------------------------------------------------------------
        --             $ 1.00            0.37%(d)      $10          1.57%(e)    0.72%(e)     N/A
        --             $ 1.00            2.01%(d)      $10          1.55%(e)    3.00%(e)     N/A



        --             $ 1.00            0.45%(d)      $10          1.63%(e)    0.89%(e)     N/A
        --             $ 1.00            2.03%(d)      $10          1.62%(e)    3.03%(e)     N/A



     (0.35)            $ 9.83           (1.50)%(d)      $12         1.99%(e)    4.01%(e)      33%
      0.28             $10.18            5.85%(d)      $13          1.94%(e)    4.39%(e)      61%



      0.48             $10.02            6.61%(d)      $ 6          2.69%(e)   (1.28)%(e)     58%
     (1.81)            $ 9.54          (15.95)%(d)      $ 1         2.54%(e)    0.16%(e)      72%



      0.48             $ 6.52           10.01%(d)      $20          2.13%(e)   (0.79)%(e)     57%
     (1.89)            $ 6.04          (23.82)%(d)      $18         2.09%(e)   (0.75)%(e)    116%

TRUSTEES AND OFFICERS                                       INVESTMENT ADVISER
Howard Gould                                                Eureka Investment Advisors, Inc.
Chairman of the Board                                       601 S. Figueroa Street
Walter F. Beran                                             Los Angeles, California 90017
Trustee
                                                            ADMINISTRATOR AND DISTRIBUTOR
                                                            BISYS Fund Services
David L. Buell                                              3435 Stelzer Road
Trustee                                                     Columbus, Ohio 43219
Donald H. Livingstone
Trustee                                                     LEGAL COUNSEL
Gregory T. Maddox                                           Wilmer, Cutler & Pickering
President                                                   2445 M Street, N.W.
                                                            Washington, DC 20037
Mark Sichley
Vice President                                              TRANSFER AGENT
Martin R. Dean                                              BISYS Fund Services, Inc.
Secretary                                                   3435 Stelzer Road
                                                            Columbus, Ohio 43219
Alaina V. Metz
Assistant Secretary                                          AUDITORS
Nadeem Yousaf                                                Ernst & Young, LLP
Treasurer                                                    1100 Huntington Center
                                                             41 South High Street
                                                             Columbus, Ohio 43215

                                                             CUSTODIAN
                                                             The Bank of New York
                                                             15 Broad Street
                                                             7th Floor
                                                             New York, NY 10286


This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services. Eureka Investment Advisors, Inc. is the investment adviser to the Funds and receives fees for those services.

EUR-0034-302